UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM N-PX

               ANNUAL REPORT OF PROXY VOTING RECORD OF REGISTERED
                         MANAGEMENT INVESTMENT COMPANY

                  Investment Company Act file number 811-10341
                                                     ---------

                     UBS Tamarack International Fund, L.L.C.
        ----------------------------------------------------------------
               (Exact name of registrant as specified in charter)

                     1285 Avenue of the Americas, 11th Floor
                               New York, NY 10019
        ----------------------------------------------------------------
               (Address of principal executive offices) (Zip code)


                               Steven S. Drachman
                         c/o UBS Financial Services Inc.
                     1285 Avenue of the Americas, 11th Floor
                               New York, NY 10019
        ----------------------------------------------------------------
                     (Name and address of agent for service)

        Registrant's telephone number, including area code: 212-882-5819
                                                            ------------

                      Date of fiscal year end: December 31
                                               -----------

             Date of reporting period: July 1, 2009 - June 30, 2010
                                       ----------------------------

Form N-PX is to be used by a registered management investment company, other than a small business investment company registered on Form N-5 (ss.ss. 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than August 31 of each year, containing the registrant's proxy voting record for the most recent twelve-month period ended June 30, pursuant to section 30 of the Investment Company Act of 1940 and rule 30b1-4 thereunder (17 CFR 270.30b1-4). The Commission may use the information provided on Form N-PX in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-PX, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-PX unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 100 F Street, NE, Washington, DC 20549. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. ss. 3507.

                               PROXY VOTING RECORD
                    FOR PERIOD JULY 1, 2009 TO JUNE 30, 2010


FORM N-PX SPREADSHEET

REGISTRANT NAME:  REACHCAPITAL MGT., LP

--------------------------------------------------------------------------------
3I GROUP PLC, LONDON

Exchange Ticker Symbol: TGOPY               CUSIP #: 88579N105
Shareholder Meeting Date: 8-Jul-09

                                                                                                       FUND'S
                                                                                                      VOTE FOR
                                                                                                     OR AGAINST
                                                                                                      PROPOSAL,
                                                                                                         OR
                                                                                                      ABSTAIN;
                                                                                                       FOR OR
                                                                               WHO                    WITHHOLD
                                                                             PROPOSED     WHETHER     REGARDING  WHETHER VOTE
                                                                             MATTER:     FUND CAST    ELECTION    WAS FOR OR
                                                                             ISSUER /     VOTE ON        OF         AGAINST
SUMMARY OF MATTER VOTED ON                                                 SHAREHOLDER     MATTER     DIRECTORS   MANAGEMENT
--------------------------                                                 -----------  -----------  ----------  ------------
1) Receive and approve the Company's Accounts for the year to 31 MAR       Issuer       For          For         For
2009, the Directors' report and the Auditors' report on those Accounts and on the auditable part of the Directors' remuneration. Report.
2) Approve the Directors' remunerations report for the year to 31 MAR      Issuer       For          For         For
2009.
3) Re-appoint Mr. M.J. Queen as a Director of the Company.                 Issuer       For          For         For
4) Re-appoint Mr. R. H. Meddings as a Director of the Company.             Issuer       For          For         For
5) Re-appoint Mr. Mme C.J. M Morin-Postel as a Director of the Company.    Issuer       For          For         For
6) Re-appoint Mr. O.H. J. Stocken as a Director of the Company.            Issuer       For          For         For
7) Re-appoint Mrs. J.S. Wilson as a Director of the Company.               Issuer       For          For         For
8) Re-appoint Ernst & Young LLP as the Auditors of the Company to hold     Issuer       For          For         For
office until the conclusion of the next GM at which accounts are laid before the members.
9) Authorize the Board to fix the Auditors' remuneration.                  Issuer       For          For         For
10) Authorize the Company and any Company which is or becomes a            Issuer       For          For         For
subsidiary of the Company at any time during the period for which this resolution as effect: a] make political donations to political parties or independent election candidates not exceeding GBP 20,000 in total;
b] make political donations to political organizations other than political parties not exceeding GBP 20,000 in total; and c] incur political expenditure not exceeding GBP 20,000 in total; {Authority expires the earlier of the conclusion of the AGM of the Company to be held in 1020 or 07 OCT 2010]; provided that the aggregate amount of political donations and political expenditure made or incurred by the
Company and its subsidiaries pursuant to this resolution shall not exceed GBP 20,000; any terms used in the resolution which are defined in part 14 of the Companies Act 2006 shall bear the same meaning for the purpose of this resolution.
11) Authorize the Directors, in substitution for all pre-existing          Issuer       For          For         For
authorities to the extent unused, save for the authority conferred on
27 MAY 2009, to allot relevant securities  [Section 80 of the
Companies Act 1985] up to an aggregate nominal amount of GBP
102,800,000; [Authority expires the earlier of the conclusion of the
AGM of the Company to be held in 2010 or 07 OCT 2010;  and the
Directors may allot relevant securities after the expiry of this authority in pursuance of such an offer or agreement made prior to such expiry.
S.12) Authorize the Directors, subject to passing of Resolution 11 and     Issuer       For          For         For
in substitution of all pre-existing authorities to the extent unused, save for the authority conferred on 27 MAY 2009, pursuant to section
95 of the Companies Act 1985 to allot equity securities [Section 94 of the said Act] pursuant to the authority conferred by Resolution 11 above, and/or to allot equity securities where such allotment constitutes an allotment of equity securities by virtue of section 94
[34] of the said Act, for cash as if sub-Section [1] of Section 89 of the said Act did not apply to any such allotment, provided that this power shall be limited to the allotment of equity securities: a] in connection with an offer of such securities by way of rights, or other pre-emptive offer, to holders of ordinary shares; b] up to an aggregate nominal value of GBP 35,500,00; [Authority expires the earlier of the conclusion of the AGM of the Company to be held in 2010 or 07 OCT 2010]; and the Directors may allot equity securities after the expiry of this authority in pursuance of such an offer or agreement made prior to such expiry.
S.13) Authorize the Company, in accordance with Article 6 of the           Issuer       For          For         For
Company's Articles of Association, to make market purchases [as specified in Section 163 [3] of the Companies Act 1985] of its
ordinary shares provided that: the Company does not purchase under this authority more than 96,000,000 ordinary shares; the Company does not pay for each such ordinary share less than the nominal amount of such ordinary share at the time of purchase and the Company does not pay for each such ordinary share more than 105% of the average of the closing mid-market prices of the ordinary shares for the 5 business days, immediately proeceding the date on which the Company agrees to buy shares concerned based on the share prices published in the Daily
Official List of the London Stock Exchange; [Authority expires the earlier of the conclusion of the AGM of the Company to be held in 2010 or 07 OCT 2010; the Company, before the expiry, may make a contrct to purchase ordinary shares which will or may be executed wholly or partly after such expiry.
S.14) Authorize the Company, in accordance with Article 6 of the           Issuer       For          For         For
Company's Articles of Association, to make market purchases [Section
163{3} of the Companies Act 1985] of its B Shares in issue at the date of this notice provided that:  company does not purchase under the authority more than 9,305,993 B shares; the Company does not pay for each such B share less than 1 penny and the B share more than 127;
[Authority expires the earlier of the conclusion of the AGM of the
Company to be held in 2010 or 07 OCT 2010; the Company, before the expiry, may make a contract to purchase B shares which will or may be executed wholly or partly after such expiry.
S.15) Approve a General Meeting other than AGM may be called on not        Issuer       For          For         For
less than 14 clear days' notice.

--------------------------------------------------------------------------------
MOTHERCARE PLC

Exchange Ticker Symbol: MHCRF               CUSIP #: G6291S106
Shareholder Meeting Date: 16-Jul-09

                                                                                                       FUND'S
                                                                                                      VOTE FOR
                                                                                                     OR AGAINST
                                                                                                      PROPOSAL,
                                                                                                         OR
                                                                                                      ABSTAIN;
                                                                                                       FOR OR
                                                                               WHO                    WITHHOLD
                                                                             PROPOSED     WHETHER     REGARDING  WHETHER VOTE
                                                                             MATTER:     FUND CAST    ELECTION    WAS FOR OR
                                                                             ISSUER /     VOTE ON        OF         AGAINST
SUMMARY OF MATTER VOTED ON                                                 SHAREHOLDER     MATTER     DIRECTORS   MANAGEMENT
--------------------------                                                 -----------  -----------  ----------  ------------
1) Receive the Company's annual accounts, together with the Director'      Issuer       For          For         For
report, the Directors' remuneration report and the Auditors' report on those accounts and on the auditable part of the Directors'
remunerations report for the 52 weeks ended 28 MAR 2009.
2) Declare a final dividend of 9.9p per ordinary share for the 52          Issuer       For          For         For
weeks ended 28 MAR 2009, payable on 7 AUG 2009 to those shareholders on the register of members at the close of business on 5 JUN 2009.
3) Approve the Directors' remuneration report for the 52 weeks ended       Issuer       For          For         For
28 MAR 2009.
4) Elect Richard Rivers as a Director of the Company.                      Issuer       For          For         For
5) Re-elect Karen Brady as a Director of the Company, who retires by       Issuer       For          For         For
rotation.
6) Re-elect Ian Peacock as a Director of the Company, who retires by       Issuer       For          For         For
rotation.

7) Re-appoint Deloitte LLP as the Auditors of the Company to hold          Issuer       For          For         For
office from the conclusion of the meeting until the conclusion of the next AGM of the Company at which accounts are laid and authorize the
Directors to determine their remuneration.
8) Approve to increase the authorized share capital of the Company         Issuer       For          For         For
from GBP 52,5000,000 to GBP 60,000,000 by the creation of 15,000,000 ordinary shares of 50p each in the capital of the Company.
9) Approve to renew the authority conferred on the Directors by            Issuer       For          For         For
Article 4 (B) of the Company's Articles of Association for the period expiring at the conclusion of next AGM or at the close of business on
30 SEP 2010, and for that period the Section 80 amount is GBP
14,600,439.
S.10) Approve, that a general meeting other than an AGM may be called      Issuer       For          For         For
on not less than 14 clear days' notice.
S.11) Approve to renew, subject to the passing of Resolution 9 the         Issuer       For          For         For
power conferred on the Directors by Article 4 (C) of the Company's
Articles of Association, for the period expiring at the conclusion of next AGM or at the close of business on 30 SEP 2010, and for that period the Section 89 amount is GBP 2,190,065.
S.12) Authorize the Company, to make market purchases [Section 163 (3)     Issuer       For          For         For
of the Companies Act 1985] of up to 4,380,131 ordinary shares [being less than 10% of the Company issued ordinary share capital] of 50p each in the capital of the Company, at a minimum price of 50p and up to the higher of 105% of the average middle-market quotations for such shares derived from the London Stock Exchange Daily Official List, over the previous 5 business days; and that stipulated by Article 5
(1) of Commission Regulation [EC] No. 2273/2003 of 22 DEC 2003
implementing Directive 2003/6/EC of the European Parliament and of the
Council as regards exemptions for Buy-Back Programmes and
stabilization of financial instruments; [Authority expires the earlier of the conslusion of the next AGM of the Company or on 30 SEP 2010];
and the Company, before the expiry, may make a contract to purchase ordinary shares which will or may be executed wholly or partly after such expiry.

--------------------------------------------------------------------------------
PUNCH TAVERNS PLC,

Exchange Ticker Symbol: PCTVY               CUSIP #: 746004100
Shareholder Meeting Date: 3-Jul-09

                                                                                                       FUND'S
                                                                                                      VOTE FOR
                                                                                                     OR AGAINST
                                                                                                      PROPOSAL,
                                                                                                         OR
                                                                                                      ABSTAIN;
                                                                                                       FOR OR
                                                                               WHO                    WITHHOLD
                                                                             PROPOSED     WHETHER     REGARDING  WHETHER VOTE
                                                                             MATTER:     FUND CAST    ELECTION    WAS FOR OR
                                                                             ISSUER /     VOTE ON        OF         AGAINST
SUMMARY OF MATTER VOTED ON                                                 SHAREHOLDER     MATTER     DIRECTORS   MANAGEMENT
--------------------------                                                 -----------  -----------  ----------  ------------
1) Approve the issue of the Firm Placing Shares in connection with the     Issuer       For          For         For
Firm Placing [as specified] for cash at a price of 100 pence per firm placing share, and the issue of the open offer shares in connection with the Placing and Open Offer [as specified] for cash at a price of
100 pence per Open Offer Share, both of which represent a discount of greater than 10% to the middle market price of the existing ordinary shares of the Company at the time of announcement of the Firm Placing and the Placing and Open Offer as otherwise on the terms specified.
2) Authorize the Directors, pursuant to Section 80 of the companies        Issuer       For          For         For
Act 1985 ["the Act"], to allot relevant and issue securities [Section
80[2]] up to an aggregate nominal amount of GBP 179,475 in connection with the Firm Placing and the Placing and Open Offer [as specified]
[Authority expires at the conclusion of the AGM of the Company or 15 months]; and the directors may allot relevant securities after the expiry of this authority in pursuance of such an offer or agreement made prior to such expiry.
3) Authorize the Company, pursuant to the Firm Placing and the Placing     Issuer       For          For         For
and Open Offer [as specified] to the Official List in UK Listing
Authority and to trading the London Stock Exchange occurring and in substitution for the like authority conferred on the them at the last
AGM of the Company {but without prejudice to any allotment made pursuant to that authority], pursuant to Section 80 of the Act, to allot and issue relevant securities [Section 80[2]] up to an aggregate nominal amount of GBP 102,423; [Authority expires at the conclusion of the AGM of the Company or 15 months]; and the Directors may allot relevant securities after the expiry of this authority in pursuance of such an offer or agreement made prior to such expiry.
S.4) Approve the terms of the Firm placing and the placing and open        Issuer       For          For         For
offer announced by the Company on 15 JUN 2009 and the subject of a prospectus issued by the Company [the "Firm Placing" and the "Placing and Open Offer"] and authorize the Directors to implement the Firm
Placing and the Placing and Open Offer and are generally and unconditionally authorized to exercise all the powers of the Company as necessary in connection with the implementation of the Firm Placing and the Placing and Open Offer.
S.5) Authorize the Company, pursuant to the Firm Placing and the           Issuer       For          For         For
Placing and Open Offer [as specified} to the Official List in UK Listing
Authority and to trading the London Stock Exchange occurring and in substitution for the like authority conferred on them at the last AGM of the Comany [but without prejudice to any allotment made pursuant to that authority] and authorize the Directors, pursuant to Section 95 of the
Act, to allot equity securities [Section 94[2]] for cash pursuant to the authority conferred by Resolutiono 4, above, if sub-section [1] of
[Section 90] of the Act did not apply to any such allotment, provided that this power is limited to the allotment of equity securities; i] in connection with a rights issue in favor of ordinary shareholders in proportion to their respective holdings of such shares, but subject to such exclusions or other arrangements as the Directors deem necessary or expedient in relation to fractional entitlements or legal or practical problems arising under the laws of or the requirements of any regulatory body or any stock exchange in, any territory or otherwise and; b] up to an aggregate nominal amount of BFP 15,365; and [Authority expires the earlier of the conclusion of the next AGM of the Company or 15 months];
and the Directors may allot equity securities after the expiry of this authority in pursuance of such an offer or agreement made prior to such expiry.
S.6) Approve, that a general meeting of the Company other than an AGM      Issuer       For          For         For
may be called on not less than 14 clear days' notice.

--------------------------------------------------------------------------------
BANK OF IRELAND

Exchange Ticker Symbol: IRLBF               CUSIP #: G49374146
Shareholder Meeting Date: 3-Jul-09

                                                                                                       FUND'S
                                                                                                      VOTE FOR
                                                                                                     OR AGAINST
                                                                                                      PROPOSAL,
                                                                                                         OR
                                                                                                      ABSTAIN;
                                                                                                       FOR OR
                                                                               WHO                    WITHHOLD
                                                                             PROPOSED     WHETHER     REGARDING  WHETHER VOTE
                                                                             MATTER:     FUND CAST    ELECTION    WAS FOR OR
                                                                             ISSUER /     VOTE ON        OF         AGAINST
SUMMARY OF MATTER VOTED ON                                                 SHAREHOLDER     MATTER     DIRECTORS   MANAGEMENT
--------------------------                                                 -----------  -----------  ----------  ------------
1) Receive the report of the directors and the accounts for the YE 31      Issuer       For          For         For
MAR 2009.
2.i) elect Mr. Patrick O'Sullivan as a Non-Executive Director.             Issuer       For          For         For
2.iia) Re-elect Mr. Richie Boucher as a Director.                          Issuer       For          For         For
2.iib) Re-elect Mr. Des Crowley as a Director.                             Issuer       For          For         For
2.iic) Re-elect Mr. Denis Donovan as a Director.                           Issuer       For          For         For
2.iiD) Re-elect Mr. Paul Haran a s a Director.                             Issuer       For          For         For
2.iiE) Re-elect Mr.. Dennis Holt as a Director.                            Issuer       For          For         For
2.iif) Re-elect Ms. Rose Hynes as a Director.                              Issuer       For          For         For
2.iiG) Re-elect Mr. Jerome Kennedy as A Director.                          Issuer       For          For         For
2.iiH) Re-elect Ms. Heather Ann McSharry as a Director.                    Issuer       For          For         For

2.iiI) Re-elect Mr. Delan McCourt as a Director.                           Issuer       For          For         For
2.iiJ) Re-elect Mr. Terry Neill as a Director.                             Issuer       For          For         For
2.iik) Re-elect Mr. John O'Donovan as a Director.                          Issuer       For          For         For
3) Authorize the Directors to determine the remuneration of the            Issuer       For          For         For
Auditors.
s.4) Approve, for the purposes of Section 209 of the Companies Act,        Issuer       For          For         For
1990 [the 1990 Act] to re-issue price range at which any units of
Treasury Stock for the time being held by the Bank may be re-issued off-market shall be determined in accordance with Bye-Law 41 of the
Bye-Laws of the Bank; this resolution shall take effect and [authority expires the earlier of the next Annual General Court of the Bank after the passing of this resolution or 02 JAN 2011]; in accordance with the provisions of Section 209 of the 1990 Act.
s.5) Authorize the Directors, to issue, allot, grant options over or       Issuer       For          For         For
otherwise dispose of Ordinary Stock of the Bank for cash on a non-pre-emptive basis [including the issue of securities convertible into Ordinary Stock] or to agree to do any of the foregoing acts provided that the power conferred by this resolution shall: be limited to the issue, allotment, grant of options over or other disposal of
Ordinary Stock of a nominal amount of DUR 32 million; and [Authority expires the earlier of on 02 OCT 2010 or the date of the Annual
General Court of the Bank in 2010]; and provided further that, any
Ordinary Stock which may be issued pursuant to any employee stock issue or stock option scheme approved by a General Court shall be disregarded for the purpose of both the maximum limit and the expiry date as specified.
s.6) Authorize the Directors, to issue, allot, grant options over or       Issuer       For          For         For
otherwise dispose of Ordinary Stock of the Bank otherwise than for cash on a non-pre-emptive basis [including the issue of securities convertible into Ordinary Stock] or to agree to do any of the foregoing acts; provided that the power conferred by this resolution shall: be limited to the issue, allotment, grant of options over or other disposal of Ordinary Stock of a nominal amount, at the date of the passing of the resolution, of the lesser of 10% of the issued
Ordinary Stock or the authorized but unissued Ordinary Stock in the capital of the Bank; and [Authority expires the earlier on 02 OCT 2010 or the date of the Annual General Court of the Bank in 2010]; and
provided further that any Ordinary Stock which may be issued pursuant to any Employee Stock issue or Stock Option scheme apprived by a
General Court shall be disregarded for the purpose of both the maximum limit and the expiry date as specified.

--------------------------------------------------------------------------------
SOCIETE GENERALE, PARIS

Exchange Ticker Symbol: SCGLF               CUSIP #: F43638141
Shareholder Meeting Date: 6-Jul-09

                                                                                                       FUND'S
                                                                                                      VOTE FOR
                                                                                                     OR AGAINST
                                                                                                      PROPOSAL,
                                                                                                         OR
                                                                                                      ABSTAIN;
                                                                                                       FOR OR
                                                                               WHO                    WITHHOLD
                                                                             PROPOSED     WHETHER     REGARDING  WHETHER VOTE
                                                                             MATTER:     FUND CAST    ELECTION    WAS FOR OR
                                                                             ISSUER /     VOTE ON        OF         AGAINST
SUMMARY OF MATTER VOTED ON                                                 SHAREHOLDER     MATTER     DIRECTORS   MANAGEMENT
--------------------------                                                 -----------  -----------  ----------  ------------
O.1) Ratify the appointment of Mr. Frederic Oudea as a Board Member.       Issuer       For          For         For
O.2) Approve to increase the attendance allowances.                        Issuer       For          For         For
E.3) Approve to increase the attendance allowances.                        Issuer       For          For         For
E.4) Powers                                                                Issuer       For          For         For

--------------------------------------------------------------------------------
MAN GROUP PLC

Exchange Ticker Symbol: MNGPY               CUSIP #: 56164U107
Shareholder Meeting Date: 9-Jul-09

                                                                                                       FUND'S
                                                                                                      VOTE FOR
                                                                                                     OR AGAINST
                                                                                                      PROPOSAL,
                                                                                                         OR
                                                                                                      ABSTAIN;
                                                                                                       FOR OR
                                                                               WHO                    WITHHOLD
                                                                             PROPOSED     WHETHER     REGARDING  WHETHER VOTE
                                                                             MATTER:     FUND CAST    ELECTION    WAS FOR OR
                                                                             ISSUER /     VOTE ON        OF         AGAINST
SUMMARY OF MATTER VOTED ON                                                 SHAREHOLDER     MATTER     DIRECTORS   MANAGEMENT
--------------------------                                                 -----------  -----------  ----------  ------------
1) Receive the 'Directors', 'Auditors' reports and the financial           Issuer       For          For         For
statements for the YE 31 MAR 2009.
2) Approve the remuneration report for the YE 31 MAR 2009.                 Issuer       For          For         For
3) Declare a final dividend of 15.47 pen per ordinary share giving a       Issuer       For          For         For
total of 27.36 pence per ordinary share for the YE 31 MAR 2009.
4) Re-appoint Mr. Jon Aisbitt as the Director of the Company.              Issuer       For          For         For
5) Re-appoint Mr. Peter Clarke as a Director of the Company.               Issuer       For          For         For
6) Re-appoint PricewaterhouseCoopers LLP as the Auditors of the            Issuer       For          For         For
Company to hold office from the conclusion of this meeting until the conclusion of the next AGM at which accounts are laid before the
Company.
7) Authorize the Directors to determine the remuneration of the            Issuer       For          For         For
Auditors.
8) Approve to increase the authorized share capital of the Company         Issuer       For          For         For
from USD 681,010,434.49209 and GBP 50,000 to USD 698,010,434.49209 and
GBP 50,000 by the creation of 495,829,201 ordinary shares of 3 3/7 US cents each ranking pari passu in all respects with the existing ordinary shares of 3 3/7 US cents in the capital of the Company.
9) Authorize the Directors of the Company, pursuant to Section 80 of the   Issuer       For          For         For
Companies Act 1985 ["the Act"] to exercise all the powers of the Company to allot relevant securities [wthin the meaning of Section 80 of the
Act]: [a] up to a nominal amount of USD 19,520,845; and [b] comprising equity securities [within the meaning of Section 94 of the Act] up to a nominal amount of USD 39,041,690 [such amount to be reduced by the nominal amount of any relevant securities issued under paragraph [a] of this Resolution 9] in connection with an offer by way of a rights issue:
[i] to ordinary syhareholders in proportion [as nearly as may be practicable] to their existing holdings; and [ii] to holders of other equity securities, as required by the rights of those securities or, subject to such rights, as the Directors of the Company otherwise consider necessary, and so that the Directors of the Company may impose any limits or restrictions and make any arrangements which they consider necessary or appropriate to deal with treasury shares, fractional entitlements, record dates, legal, regulatory or practical problems in, or under the laws of, any territory or any other matter, [Authority expires the earlier of the conclusion of the AGM of the Company unless previously renewed, varied or revoked by the Company in GM]; and the directors of the Company may allot relevant securities under any such offer or agreement as if the authority conferred hereby had not expired.
S.10) Authorize the Directors of the Company pursuant to Section 95 of     Issuer       For          For         For
the Companies Act 1985 ["the Act"], to allot equity securities [within the meaning of Section 94 {2} of the Act] wholly for cash pursuant to the general authorities conferred by Resolution 9 Section 94 [3] of the Act, in each case free of the restriction in Section 89 [1] of the Act, such power to be limited to: a] the allotment of equity securities in connection with an offer of equity securities [but in the case of an allotment pursuant to the authority granted under paragraph [b} of
Resolution 9, such power shall be limited to the allotment of equity securities in connection with an offer by way of a rights issue only]:
[i] to ordinary shareholders in proportion [as nearly as may be practicable] to their existing shareholdings; and [ii] to the holders of other equity securities, as required by the rights of those securities or, subject to such rights, as the Directors of the Company otherwise consider necessary, and so that the Directors of the Company may impose any limits or restrictions and make any arrangements which it considers necessary or appropriate to deal with treasury shares, fractional entitlements, record dates, legeal, regulatory or practical problems in, or under the laws of, any territory or any other matter; b] and the allotment of equity securities pursuant to the authority granted under paragraph [a] of Resolution 9 and/or an allotment which constitutes an allotment of equity securities by virtue of Section 94 [3A] of the Act
[in each case, otherwise than in the circumstnaces set out in paragraph
[a] of thes REsolution 10] up to an aggregate nominal amount of USD
2,928,127 such power to apply [Authority expires the earlier of the conclusion of the AGM of the Company unless previously renewed, varied or revoked by the Company after the date of the passing of this resolution or 08 OCT 2010] and the Directors of the Company may allot equity securities under any such offer or agreement as if the power conferred hereby had not expired.

S.11 Authorize the Company, pursuant to Section 166 of the Companies Act   Issuer       For          For         For
1985 ["the Act"] to make market purchases [within the meaning of Section
163 of the Act] on the London Stock Exchange of ordinary shares of 3 3/7
US cents each ["ordinary shares"] provided that: [i] the maximum aggregate number of ordinary shares that may be purchased is 170,805,967;
in substitution for all existing powers, the Company; [ii] the minimum price exclusive of expenses] which may be paid for an ordinary share is 3
3/7 US cents or the sterling equivalent of 3 3/7 US cents; [iii] the maximum price [exclusive of expenses] which may be paid for each ordinary share is higher of: [a] 105% of the average market value of an ordinary share in the Company for the 5 business days prior to the day the purchase is made; and the value of an ordinary share calculated on the basis of the higher of the price quoted for [a] the last independent trade of; and [b] the highest current Independent bid for any number of the Company's ordinary shares on the London Stock Exchange; [Authority expires on the conclusion of the next Annual General Meeting of the
Company or on the earlier of 08 JAN 2011] and the Company may make a purchase of ordinary shares in pursuance of any such contract as if the authority conferred by this resolution had not expired.
S.12) Authorize the Directors to call general meetings of the Company      Issuer       For          For         For
other than AGM on not less than 14 clear day's notice, [Authority shall expire at the conclusion of the next AGM of the Company after the passing of this resolution.]
S.13) Approve an authorize the terms of the proposed contract [a draft     Issuer       For          For         For
of which has been produced to the meeting and initialized by the
Chairman of the meeting for the purpose of identification only]
between the Company and all the holders of deferred dollar shares of
0.001 US cent each in the capital of the Company [the "deferred dollar share"], which will be executed by a Director or officer of the
Company on behalf of such holders in accordance with Article 167[F][1]
of the Articles of Association of the Company, pursuant to which the
Company will purchase all of the deferred dollar shares in issue, for the purposes of section 164 of the Companies Act 1985 [as amended] and otherwise, but so that such approval and [authority shall expire on 08
DEC 2010].

--------------------------------------------------------------------------------
SPEEDY HIRE PLC

Exchange Ticker Symbol: SDY                 CUSIP #: 78464A763
Shareholder Meeting Date: 21-Jul-09

                                                                                                       FUND'S
                                                                                                      VOTE FOR
                                                                                                     OR AGAINST
                                                                                                      PROPOSAL,
                                                                                                         OR
                                                                                                      ABSTAIN;
                                                                                                       FOR OR
                                                                               WHO                    WITHHOLD
                                                                             PROPOSED     WHETHER     REGARDING  WHETHER VOTE
                                                                             MATTER:     FUND CAST    ELECTION    WAS FOR OR
                                                                             ISSUER /     VOTE ON        OF         AGAINST
SUMMARY OF MATTER VOTED ON                                                 SHAREHOLDER     MATTER     DIRECTORS   MANAGEMENT
--------------------------                                                 -----------  -----------  ----------  ------------
1) Receive and adopt the annual accounts of the Company for the FYE 31     Issuer       For          For         For
MAR 2009 together with the Directors' and the Auditors' reports.
2) Approve the Director's remuneration report for the FYE 31 MAR 2009.     Issuer       For          For         For
3) Declare a final dividend of 6.4 pence per share in respect of the       Issuer       For          For         For
YE 31 MAR 2009.
4) Re-elect David Wallis as a Director of the Company.                     Issuer       For          For         For
5) Re-elect Steven Corcoran as a Director of the Company.                  Issuer       For          For         For
6) Re-elect Michael McGrath as a Director of the Company.                  Issuer       For          For         For
7) Elect James Morley as a Director of the Company.                        Issuer       For          For         For
8) Re-appoint KPMG Audit Plc as the Auditors and authorize the             Issuer       For          For         For
Directors to fix their remuneration.
9) Authorize the Directors to allot shares.                                Issuer       For          For         For
S.10) Approve to disapply the statutory pre-emption rights.                Issuer       For          For         For
S.11) Authorize the Company to make market purchases of its own shares.    Issuer       For          For         For

--------------------------------------------------------------------------------
KLABIN SEGALL SA,

Exchange Ticker Symbol: KLBNF               CUSIP #: P60933101
Shareholder Meeting Date: 17-Aug-09

                                                                                                       FUND'S
                                                                                                      VOTE FOR
                                                                                                     OR AGAINST
                                                                                                      PROPOSAL,
                                                                                                         OR
                                                                                                      ABSTAIN;
                                                                                                       FOR OR
                                                                               WHO                    WITHHOLD
                                                                             PROPOSED     WHETHER     REGARDING  WHETHER VOTE
                                                                             MATTER:     FUND CAST    ELECTION    WAS FOR OR
                                                                             ISSUER /     VOTE ON        OF         AGAINST
SUMMARY OF MATTER VOTED ON                                                 SHAREHOLDER     MATTER     DIRECTORS   MANAGEMENT
--------------------------                                                 -----------  -----------  ----------  ------------
1) Approve to decide regarding the substitution of the majority of the     Issuer       For          For         For
members of the Board of directors of the Company.
1) Approve to consider the approval of the Merger of pirineus into the     Issuer       For          For         For
Company the approval of the increase of the Company's share capital from the current BRL 353,845,598.00 to BRL 505,783,566.15, with the increase of BRL 151,937,968.15 being carried out with the issuance of
84,207,650 new, common, nominative shares, to be subscribed for and issued at the EGM in the name of the shareholder of Pirineus by the officers of Pirineus and paid in with the absorption of the net worth of Pirineus, in the manner as specified in Article 227 1 of Law
6404.76, with the consequent amendment of the main part of Article 5 of the Corporate By-Laws of the Company.

--------------------------------------------------------------------------------
SWEDBANK AB

Exchange Ticker Symbol: SWDBY               CUSIP #: 870195104
Shareholder Meeting Date: 15-Sep-09

                                                                                                       FUND'S
                                                                                                      VOTE FOR
                                                                                                     OR AGAINST
                                                                                                      PROPOSAL,
                                                                                                         OR
                                                                                                      ABSTAIN;
                                                                                                       FOR OR
                                                                               WHO                    WITHHOLD
                                                                             PROPOSED     WHETHER     REGARDING  WHETHER VOTE
                                                                             MATTER:     FUND CAST    ELECTION    WAS FOR OR
                                                                             ISSUER /     VOTE ON        OF         AGAINST
SUMMARY OF MATTER VOTED ON                                                 SHAREHOLDER     MATTER     DIRECTORS   MANAGEMENT
--------------------------                                                 -----------  -----------  ----------  ------------
1) Opening of the Meeting and in connection therewith address by the       Issuer       N/A          N/A         N/A
Chair.
2) Election of Counsel Axel Calissendorff as the meeting Chairman.         Issuer       N/A          N/A         N/A
3) Preparation and approval of the voting list.                            Issuer       N/A          N/A         N/A
4) Approval of the agenda.                                                 Issuer       N/A          N/A         N/A
5) Appointment of 2 persons to verify the minutes.                         Issuer       N/A          N/A         N/A
6) Resolution on whether the Meeting has been properly convened.           Issuer       N/A          N/A         N/A
7) Approve: a) the new issue of ordinary shares with preferential          Issuer       For          For         For
rights for the shareholders, subject to the specified main terms; b)
in order to facilitate the new issue pursuant to point (a) of this resolution, if and to the extent it is required by reason of the subscription price in the new issue is being set at a price lower than the quotient value of the shares [currently SEK 21], to transfer that the requisite amount, however not more than SEK 5 billion, to the bank's share capital from other shareholders' equity.

8) Approve: a) in order to facilitate the new issue pursuant to point      Issuer       For          For         For
(C) of this resolution, to reduce the share capital of the bank, which presently amounts to SED 16,234,262,478, by SEK 4,638,360,708 without redemption of shares, to be transferred to a fund to be used pursuant to a resolution adopted by a general meeting; following the reduction, the share capital of the bank will amount to SEK 11,595,901,770 divided into
773,060,118 shares, each share with a quotient value of SEK 15; b) in order to enable the new issue pursuant to point (c) of this resolution, to amend the Article 3, 1st Paragraph of the Articles of Association
insofar that the share capital of the bank shall be not less than SEK
15,000,000,000 and not more than SEK 60,000,000,000 and the number of shares shall be not less than 1,000,000,000 and not more than
4,000,000,000; c) a new issue of ordinary shares with preferential rights for the shareholders, subject to the specified main terms; d) in order to facilitate the new issue pursuant to point (c) of this resolution, if and to the extent it is required by reason of the subscription price in the new issue is being set at a price lower than the quotient value of the shares [following the reduction pursuant to point (a) of this resolution], SEK 15, to transfer the requisite amount, however not more than SEK 6 billion, to the Bank's share capital from other shareholders'
equity.
9) Approve: a) inorder to enable the reduction of share capital            Issuer       For          For         For
pursuant to Point (b) of this resolution, to amend Article 3, 1st
Paragraph of the Articles of Association insofar that the share capital of the bank shall be not less than SEK 5,000,000,000 anot not more than
SEK 20,000,000,000; b) in order to facilitate the new issue pursuant to
Point (d) of this resolution, to reduce the share capital of the bank, which presently amounts to SEK 16,234,262,478, by SEK 8,503,661,298, without redemption of shares, to be transferred to a fund to be used pursuant to a resolution adopted by a general meeting; following the reduction, the share capital of the bank will amount to SEK 7,730,601,180 divided into 773,060,118 shares, each share with a quotient value of SEK
10; c) in order to enable the new issue pursuant to Point (d) of this resolution, to amend the Article 3, 1st Paragraph of the Articles of
Association insofar that the share capital of the bank shall be not less than SEK 15,000,000,000 and not more than SEK 60,000,000,000 and the number of shares shall be not less than 1,500,000,000 and not more than
6,000,000,000; d) a new issue of ordinary shares with preferential rights for the shareholders, subject to the specified main terms; e) in order to facilitate the new issue pursuant to Point (d) of this resolution, if and to the extent it is required by reason of the subscription price in the new issue is being set at a price lower than the quotient value of the shares [following the reduction pursuant to this resolution] SEK 10, to transfer the requisite amount, however, not more than SEK 23 billion, to the bank's share capital from other shareholders' equity.
10) Approve: a) in order to enable the reduction of share capital          Issuer       For          For         For
pursuant to point (b) of this resolution, amend Article 3, 1st Paragraph of the Articles of Association insofar that the share capital of the bank shall be not less than SEK 1,000,000,000 and not more than SEK
4,000,000,000; b) in order to facilitate the new issue pursuant to point
(d) of this resolution, to reduce the share capital of the bank, which presently amounts to SEK 16,234,262,478 by SEK 14,688,142,242, without redemption of shares, to be transferred to a fund to be used pursuant to a resolution adopted by a general meeting; following the reduction, the share capital of the bank will amount to SEK 1,546,120,236 divided into
773,060,118 shares, each share with a quotient value of SEK 2; c) in order to enable the new issue pursuant to point (d) of this resolution, to amend Article 3, 1st Paragraph of the Articles of Association insofar that the share capital of the bank shall be not less than SEK
10,000,000,000 and not more than SEK 40,000,000,000 and the number of shares shall be not less than 5,000,000,000 and not more than
20,000,000,000; d) a new issue of ordinary shares with preferential rights for the shareholders, subject to the specified main terms; e) in order to facilitate the new issue pursuant to point (d) of this resolution, if and to the extent it is required by reason of the subscription price in the new issue is being set at a price lower than the quotient value of the shares [following the reduction pursuant to this resolution], SEK 2, to transfer the requisite amount, however not more than SEK 15 billion, to the bank's share capital from other shareholders' equity.
11) Closing of the meeting.                                                Issuer       N/A          N/A         N/A

--------------------------------------------------------------------------------
C&C GROUP PLC

Exchange Ticker Symbol: CGPZF               CUSIP #: G1826G107
Shareholder Meeting Date: 25-Sep-09

                                                                                                       FUND'S
                                                                                                      VOTE FOR
                                                                                                     OR AGAINST
                                                                                                      PROPOSAL,
                                                                                                         OR
                                                                                                      ABSTAIN;
                                                                                                       FOR OR
                                                                               WHO                    WITHHOLD
                                                                             PROPOSED     WHETHER     REGARDING  WHETHER VOTE
                                                                             MATTER:     FUND CAST    ELECTION    WAS FOR OR
                                                                             ISSUER /     VOTE ON        OF         AGAINST
SUMMARY OF MATTER VOTED ON                                                 SHAREHOLDER     MATTER     DIRECTORS   MANAGEMENT
--------------------------                                                 -----------  -----------  ----------  ------------
1) Approve the proposed acquisition of the target business by the          Issuer       For          For         For
purchasers (the Acquisition), as such capitalized terms as specified, pursuant to the terms of the Acquisition Agreement, subject to such waivers, extensions, non-material amendments or variations to the
Acquisition as the Directors of the Company [or a committee of the directors of the Company] may determine and authorize the Directors of the Company [or a Committee of the Directors of the Company] to do all
things as they may consider to be necessary or desirable to implement and give effect to, or otherwise in connection with, the Acquisition and any matters incidental to the Acquisition.

--------------------------------------------------------------------------------
CHINA MERCHANTS BANK CO LTD

Exchange Ticker Symbol: CIHKF               CUSIP #: Y14896107
Shareholder Meeting Date: 19-Oct-09

                                                                                                       FUND'S
                                                                                                      VOTE FOR
                                                                                                     OR AGAINST
                                                                                                      PROPOSAL,
                                                                                                         OR
                                                                                                      ABSTAIN;
                                                                                                       FOR OR
                                                                               WHO                    WITHHOLD
                                                                             PROPOSED     WHETHER     REGARDING  WHETHER VOTE
                                                                             MATTER:     FUND CAST    ELECTION    WAS FOR OR
                                                                             ISSUER /     VOTE ON        OF         AGAINST
SUMMARY OF MATTER VOTED ON                                                 SHAREHOLDER     MATTER     DIRECTORS   MANAGEMENT
--------------------------                                                 -----------  -----------  ----------  ------------
S.1.1) Approve the class and par value of the shares to be issued of       Issuer       For          For         For
RMB 1.00 each.
S.1.2) Authorize the Board of Directors to determine the ratio and         Issuer       For          For         For
number of the shares to be issued to be 2 shares for 10 existing shares in issue as at the record date for Rights issue.
S.1.3) Authorize the Board of Directors to determine the subscription      Issuer       For          For         For
pricing and price determination basis in consultation with the
Sponsors/Underwriters, as specified, under PRC Laws and regulations, the H shares should be issued at not less than RMB5.41.
S.1.4) Approve target subscribers will be the existing shareholders        Issuer       For          For         For
[but excluding the excluded shareholders [as specified] whose names appear on the register of Members of the Company on record date.
S.1.5) Approve the use of Proceeds to improve the core capital             Issuer       For          For         For
adequacy ratio of the Company to support development and growth of its business.
S.1.6) Authorize the Board to delegate such powers to any of the 2         Issuer       For          For         For
Directors, namely Mr. Qin Xiao, Mr. Fu Yuning, Mr. Ma Weihua, Mr. Li
Yinquan, Ms. Sun Yueying, Mr. Li Hao and Mr. Hong Xiaoyuan to jointly deal with all the matters in relation to Rights issue.

S.1.7) Approve the validity of this Special Resolution in relation to      Issuer       For          For         For
Rights issue for 12 months from the date of the approval by the shareholders.
2) Approve the "Proposal in relation to Undistributed Profits prior to     Issuer       For          For
the Completion of the Rights issue of China Merchants Bank Co., Ltd."
3) Approve the "Proposal regarding the use of proceeds to be raised        Issuer       For          For         For
from the rights issue of A shares and the H shares by China Merchants
Bank Co., Ltd."
4) Approve the "Explanatory Statement in relation to the use of            Issuer       For          For         For
proceeds from the Previous Fun Raising".
5) Approve the "Provisional Measures for appointment of annual             Issuer       For          For         For
Auditors of China Merchants Bank Co. Ltd.

--------------------------------------------------------------------------------
GRUPO FERROVIAL SA

Exchange Ticker Symbol: GRFRY               CUSIP #: 40048S207
Shareholder Meeting Date: 20-Oct-09

                                                                                                       FUND'S
                                                                                                      VOTE FOR
                                                                                                     OR AGAINST
                                                                                                      PROPOSAL,
                                                                                                         OR
                                                                                                      ABSTAIN;
                                                                                                       FOR OR
                                                                               WHO                    WITHHOLD
                                                                             PROPOSED     WHETHER     REGARDING  WHETHER VOTE
                                                                             MATTER:     FUND CAST    ELECTION    WAS FOR OR
                                                                             ISSUER /     VOTE ON        OF         AGAINST
SUMMARY OF MATTER VOTED ON                                                 SHAREHOLDER     MATTER     DIRECTORS   MANAGEMENT
--------------------------                                                 -----------  -----------  ----------  ------------
1.1) Approve the information about the changes to have affected the        Issuer       For          For         For
assets or liabilities of the companies involved in the simplified merger.
1.2) Approve the merger balance.                                           Issuer       For          For         For
1.3) Approve the simplified merger.                                        Issuer       For          For         For
2.1) Approve the information about the changes to have affected the        Issuer       For          For         For
assets or liabilities of the companies involved in the reverse takeover.
2.2) Approve the merger balance.                                           Issuer       For          For         For
2.3) Approve the decision to increase the Cintra's capital.                Issuer       For          For         For
2.4) Approve the reverse takeover by absorption.                           Issuer       For          For         For
3.1) Approve to remove the current Board of Directors of Cintra            Issuer       For          For         For
Concesiones De Infraestructuras De Transporte, S.A.
3.2) Approve the number of Members to the Board of Directors Cintra        Issuer       For          For         For
Concesiones De Infraestructuras De Transporte, S.A.
3.4) Appoint Mr. Jose Maria Perez Tremps as a Board Member for the         Issuer       For          For         For
bylaw-mandated 3 year period.
3.5) Appoint Mr. Santiago Bergareche Busquet as a Board member for the     Issuer       For          For         For
bylaw-mandated 3 year period.
3.6) Appoint Mr. Jaime Carvajal Urquijo as a Board member for the          Issuer       For          For         For
bylaw-mandated 3 year period.
3.7) Appoint Portman Baela, S.L. as a Board Member for the                 Issuer       For          For         For
bylaw-mandated 3 year period.
3.8) Appoint Mr. Juan Arena De La Mora as a Board Members for the          Issuer       For          For         For
bylaw-mandated 3 year period.
3.9) Appoint Mr. Santiago Eguidazu mayor as a Board member for the         Issuer       For          For         For
bylaw-mandated 3 year period.
3.10) Appoint Mr. Joaquin Ayuso Garcia as a Board Member for the           Issuer       For          For         For
bylaw-mandated 3 year period.
3.11) Appoint Mr. Gabriele Burgio as a Board member for the                Issuer       For          For         For
bylaw-mandated 3 year period.
3.12) Appoint Ms. Maria Del Pino Y Calve-Sotelo as a Board member for      Issuer       For          For         For
the bylaw-mandated 3 year period.
3.13) Appoint Mr. Santiago Fernandez Valbuena as a Board Member for        Issuer       For          For         For
the bylaw-mandated 3 year period.
3.14) Appoint Mr. Inigo Meiras Amusco as a Board member for the            Issuer       For          For         For
bylaw-mandated 3 year period.
3.15) Appoint Mr. Jose Fernando Sanchez-Junco as a Board Member for        Issuer       For          For         For
the bylaw-mandated 3 year period.
3.16) Approve to set the retribution of the Board Members.                 Issuer       For          For         For
3.17) Approve to set the amount of the retribution referred on the         Issuer       For          For         For
previous point.
3.18) Approve the powers to be conferred upon the Board of Directors       Issuer       For          For         For
of Cintra to increase the share capital.
3.19) Approve the powers to be conferred upon the Board of Directors       Issuer       For          For         For
of Cintra to issue debt, obligations, bonds, promissory notes and other.
3.20) Authorize the Cintra for the acquisition of own shares.              Issuer       For          For         For
4.1) Approve to set the number of Board of Directors.                      Issuer       For          For         For
4.2) Re-elect Maria Del Pino as a Board Member.                            Issuer       For          For         For
4.3) Appoint Inigo Meiras as a Board Member.                               Issuer       For          For         For
5) Approve the delegation of powers.                                       Issuer       For          For         For

--------------------------------------------------------------------------------
DANIELI & C. OFFICINE MECCANICHE SPA

Exchange Ticker Symbol: DNIFF               CUSIP #: T73148115
Shareholder Meeting Date: 28-Oct-09

                                                                                                       FUND'S
                                                                                                      VOTE FOR
                                                                                                     OR AGAINST
                                                                                                      PROPOSAL,
                                                                                                         OR
                                                                                                      ABSTAIN;
                                                                                                       FOR OR
                                                                               WHO                    WITHHOLD
                                                                             PROPOSED     WHETHER     REGARDING  WHETHER VOTE
                                                                             MATTER:     FUND CAST    ELECTION    WAS FOR OR
                                                                             ISSUER /     VOTE ON        OF         AGAINST
SUMMARY OF MATTER VOTED ON                                                 SHAREHOLDER     MATTER     DIRECTORS   MANAGEMENT
--------------------------                                                 -----------  -----------  ----------  ------------
e.1) Authorize the Board of Directors as per Articles 2443 and 2420        Issuer       For          For         For
TER of the Civil Code to increase the capital share for a max counter value of EUR 100 million, and to issue bonds, including convertible, up to EUR 150 million and amend the Article 6 of Association; any adjournment thereof.
e.2) Amend Articles 11, 12, 15 16 BIS, 17, 20, 21 of the Articles of       Issuer       For          For         For
the Association and amend Article 14 of Meeting Rules; any adjournment thereof.
o.1) Receive the financial statement at consolidated financial             Issuer       For          For         For
statement at 30 JUN 2009, Board of Directors and Auditors report; any adjournment thereof.
o.2) Approve the appointment of components of Board of Directors and       Issuer       For          For         For
determination of number and emoluments; any adjournment thereof.
o.3) Approve the appointment of the components of Board of Auditors        Issuer       For          For         For
and emoluments; any adjournment thereof.
o.4) Authorize the buy back and sell own shares; any adjournment           Issuer       For          For         For
thereof.

--------------------------------------------------------------------------------
VT GROUP PLC

Exchange Ticker Symbol: VTGRF               CUSIP #: G93914110
Shareholder Meeting Date: 19-Oct-09

                                                                                                       FUND'S
                                                                                                      VOTE FOR
                                                                                                     OR AGAINST
                                                                                                      PROPOSAL,
                                                                                                         OR
                                                                                                      ABSTAIN;
                                                                                                       FOR OR
                                                                               WHO                    WITHHOLD
                                                                             PROPOSED     WHETHER     REGARDING  WHETHER VOTE
                                                                             MATTER:     FUND CAST    ELECTION    WAS FOR OR
                                                                             ISSUER /     VOTE ON        OF         AGAINST
SUMMARY OF MATTER VOTED ON                                                 SHAREHOLDER     MATTER     DIRECTORS   MANAGEMENT
--------------------------                                                 -----------  -----------  ----------  ------------
1) Approve the proposed Transaction [as specified in the Company's         Issuer       For          For         For
circular to shareholders dated 01 OCT 2009].

--------------------------------------------------------------------------------
GRUPO FERROVIAL SA

Exchange Ticker Symbol: GRFRY               CUSIP #: 40048S207
Shareholder Meeting Date: 20-Oct-09

                                                                                                       FUND'S
                                                                                                      VOTE FOR
                                                                                                     OR AGAINST
                                                                                                      PROPOSAL,
                                                                                                         OR
                                                                                                      ABSTAIN;
                                                                                                       FOR OR
                                                                               WHO                    WITHHOLD
                                                                             PROPOSED     WHETHER     REGARDING  WHETHER VOTE
                                                                             MATTER:     FUND CAST    ELECTION    WAS FOR OR
                                                                             ISSUER /     VOTE ON        OF         AGAINST
SUMMARY OF MATTER VOTED ON                                                 SHAREHOLDER     MATTER     DIRECTORS   MANAGEMENT
--------------------------                                                 -----------  -----------  ----------  ------------
1.1) Information regarding significant changes to the assets and           Issuer       N/A          N/A         N/A
liabilities of the Companies involved in the simplified Merger between the date of the joint simplified Merger Project and the date of the general shareholders' meeting convened herewith, where applicable.
1.2) Approval of the Company's balance sheet at 30 APR 2009 as the         Issuer       For          For         For
Merger balance sheet.
1.3) Approval of the simplified Merger of Grupo Ferrovial, S.A. and        Issuer       For          For         For
Ferrovial Infraestructuras, S.A., Aeropuerto De Belfast, S.A.
Marjeshvan, S.L. and Lernamara, S.L. and, as such, the joint simplified Merger Project filed with the Madrid Companies Register.
2.1) Information regarding significant changes to the assets and           Issuer       For          For         For
liabilities of the Companies involved in the inverse Merger between the date of the Joint Merger Project and the date of the general shareholders' meeting convened herewith, where applicable.
2.2) Approval of the Company's balance sheet at 30 APR 2009 as the         Issuer       For          For         For
Merger balance sheet.
2.3) Approval within the framework of the Joint Inverse Merger Project     Issuer       For          For         For
to an increase of 32,996,390 EUROS in the share capital of Cintra
Concesiones De Infraestructuras De Transporte, S.A. by issuing
164,981,950 shares of 20 EUR Cents each of the same class and series as the share currently in circulation, as a consequence of the Merger and depending on the approved exchange ratio.

2.4) Approval of the inverse merger by absorption of Grupo Ferrovial,      Issuer       For          For         For
S.A. [Absorbed Company] and Cintra Concesions De Infraestructuras De
Transporte, S.A. [Absorbing Company] and, as such, the Joint Inverse
Merger Project.
3.1) Dissolution of the current Board of Directors of Cintra               Issuer       For          For         For
Concesiones De Infraestructuras De Transporte, S.A.
3.2) Fixing the number of members of the Board of Directors of Cintra      Issuer       For          For         For
Concesiones De Infraestructuras De Transport, S.A.
3.3) Appointment of Mr. Rafael Del Pino Y Calvo-Sotelo as a Director       Issuer       For          For         For
for the Bylaw-mandated 3 year period.
3.4) Appointment of Mr. Jose Maria Perez Temps as board member for the     Issuer       For          For         For
Bylaw-mandated 3 year period.
3.5) Appointment of Mr. Santiago Bergareche Busquet as Board member        Issuer       For          For         For
for the By-law mandated 3 year period.
3.6) Appointment of Mr. Jaime Carvajal Urquijo as Board Member for the     Issuer       For          For         For
Bylaw mandated 3 year period.
3.7) Appointment of Portman Baela, S.L. as Board Member for the            Issuer       For          For         For
Bylaw-mandated 3 year period.
3.8) Appointment of Mr. Juan Arena De La Mora as Board Member for the      Issuer       For          For         For
Bylaw-mandated 3 year period.
3.9) Appointment of Mr. Santiago Eguidazu Mayor as board Member for        Issuer       For          For         For
the Bylaw-mandated 3 year period.
3.10) Appointment of Mr. Joaquin Ayuso Garcia as Board Member for the      Issuer       For          For         For
Bylaw-mandated 3 year period.
3.11) Appointment of Mr. Gabriele Burgio as Board Member for the           Issuer       For          For         For
Bylaw-mandated 3 year period.
3.12) Appointment of Ms. Maria Del Pino Y Calvo-Sotelo as Board Member     Issuer       For          For         For
for the Bylaw-mandated 3 year period.
3.13) Appointment of Mr. Santiago Fernandez Valbuena as Board Member       Issuer       For          For         For
for the Bylaw-mandated 3 year period.
3.14) Appointment of Mr. Inigo Meiras Amusco as Board Member for the       Issuer       For          For         For
Bylaw-mandated 3 year period.
3.15) Appointment of Mr. Jose Fernando Sanchez-Junco Mans as Board         Issuer       For          For         For
Member for the Bylaw-mandated 3 year period.
3.16) Fixing the total amount of remuneration of the Board of              Issuer       For          For         For
Directors of Cintra Concesiones De Infraestructuras De Transporte, S.A.
3.17) Automatic review of the amount set in Point 3.16 above.              Issuer       For          For         For
3.18) Powers to be conferred upon the Board of Directores of Cintra        Issuer       For          For         For
Concesiones De Infraestructuras De Transporte, S.A. to increase the share capital of said Company by up to EUR 73 million, pursuant to
Article 153.1 b) of the Spanish Public Limited Companies Act [ley de
sociedades anonimas] and, where applicable, to remove the preemptive subscription right in accordance with Article 159.2 of the same act.
3.19) Powers to be conferred upon the Board of Directors of Cintra         Issuer       For          For         For
Concesiones De Infraestructuras De Transporte, S.A. to issue simple and/or convertible debentures, bonds, promissory notes and other fixed-interest securities as well as warrants and preference shares;
fixing of the criteria to determine the bases and types of conversion and/or exchange and/or exercise and authorization of the Board of
Cirectors to increase the share capital by the necessary amount and to exclude the preferential subscription right of the shareholders, authorization for the company to guarantee securities issues by its affiliates.
3.20) Authorization of the Board of Directors of Cintra Concesiones De     Issuer       For          For         For
Infraestructuras De Transporte, S.A. to acquire treasury shares of the
Company in accordance with Article 75 and concordant Articles of the
Spanish Companies Act and apply them to the performance of
remunerations agreements.
4.1) Fixing the number of Members of the Board of Directors in             Issuer       For          For         For
accordance with Article 22 of the Company Bylaws.
4.2) Re-appointment of Ms. Maria Del Pino Y Calvo Sotelo as a Director     Issuer       For          For         For
of the Company.
4.3) Appointment of Mr. Inigo Meiras Amusco as a Director of the           Issuer       For          For         For
Company.
5) Delegation of powers to formalize, register and execute the             Issuer       For          For         For
resolutions adopted at the general meeting of the shareholders.

--------------------------------------------------------------------------------
MACARTHUR COAL LTD

Exchange Ticker Symbol: MACDF               CUSIP #: Q5689Z101
Shareholder Meeting Date: 18-Nov-09

                                                                                                       FUND'S
                                                                                                      VOTE FOR
                                                                                                     OR AGAINST
                                                                                                      PROPOSAL,
                                                                                                         OR
                                                                                                      ABSTAIN;
                                                                                                       FOR OR
                                                                               WHO                    WITHHOLD
                                                                             PROPOSED     WHETHER     REGARDING  WHETHER VOTE
                                                                             MATTER:     FUND CAST    ELECTION    WAS FOR OR
                                                                             ISSUER /     VOTE ON        OF         AGAINST
SUMMARY OF MATTER VOTED ON                                                 SHAREHOLDER     MATTER     DIRECTORS   MANAGEMENT
--------------------------                                                 -----------  -----------  ----------  ------------
1) To receive and consider the annual financial report of the Company,     Issuer       For          For         For
together with the Directors' report and Auditor's report, for the YE
30 JUN 2009.
2.A) Re-elect Mr. Roger Marshall as a Director of the Company, who         Issuer       For          For         For
retires by rotation in accordance with Rule 16.1 of the Company's
Constitution.
2.B) Re-elect Mr. Chen Zeng as a Director of the Company, who retires      Issuer       For          For         For
by rotation in accordance with Rule 16.1 of the Comopany's
Constitution.
3) Adopt the remuneration report for the YE 30 JUN 2009.                   Issuer       For          For         For
4) Approve the issue of 31,823,510 shares for the purposes and on the      Issuer       For          For         For
terms as specified.

--------------------------------------------------------------------------------
UNICREDIT SPA, GENOVA

Exchange Ticker Symbol: UNCFF               CUSIP #: T95132105
Shareholder Meeting Date: 13-Nov-09

                                                                                                       FUND'S
                                                                                                      VOTE FOR
                                                                                                     OR AGAINST
                                                                                                      PROPOSAL,
                                                                                                         OR
                                                                                                      ABSTAIN;
                                                                                                       FOR OR
                                                                               WHO                    WITHHOLD
                                                                             PROPOSED     WHETHER     REGARDING  WHETHER VOTE
                                                                             MATTER:     FUND CAST    ELECTION    WAS FOR OR
                                                                             ISSUER /     VOTE ON        OF         AGAINST
SUMMARY OF MATTER VOTED ON                                                 SHAREHOLDER     MATTER     DIRECTORS   MANAGEMENT
--------------------------                                                 -----------  -----------  ----------  ------------
1) Approve to increase capital for a max counter value of EUR              Issuer       For          For         For
4,000,000,000.00 through the issue of ordinary shares, to be offered to the ordinary and saving shareholders, as per Article 2441 of
Italian Civil Code; any adjournment thereof.

--------------------------------------------------------------------------------
ING GROEP NV

Exchange Ticker Symbol: INGVF               CUSIP #: N4578E413
Shareholder Meeting Date: 25-Nov-09

                                                                                                       FUND'S
                                                                                                      VOTE FOR
                                                                                                     OR AGAINST
                                                                                                      PROPOSAL,
                                                                                                         OR
                                                                                                      ABSTAIN;
                                                                                                       FOR OR
                                                                               WHO                    WITHHOLD
                                                                             PROPOSED     WHETHER     REGARDING  WHETHER VOTE
                                                                             MATTER:     FUND CAST    ELECTION    WAS FOR OR
                                                                             ISSUER /     VOTE ON        OF         AGAINST
SUMMARY OF MATTER VOTED ON                                                 SHAREHOLDER     MATTER     DIRECTORS   MANAGEMENT
--------------------------                                                 -----------  -----------  ----------  ------------
1) Approval of a resolution of the Executive Board regarding an            Issuer       For          For         For
important change of the identity or the character of the Company or the enterprise.
2) Authorization to issue ordinary shares and to exclude the               Issuer       For          For         For
pre-emptive rights: it is proposed to appoint the Executive Board as the corporate body authorized, upon approval of the Supervisory Board, to adopt a resolution to issue, within the limits set by the authorized share capital, such number of ordinary shares as will be needed to raise an amount of up to seven billion five hundred million euros [EUR
7,500,000,000] and to exclude applicable pre-emptive rights. The maximum shares forming part of the authorized share capital as it currently exists, taking into account any authorizations already in force. Pursuant to this authorization ordinary shares may be issued without pre-emption rights of existing shareholders. However, holders of existing ordinary shares, other than Stichting ING Aandelen [ING Trust Office], and holders of existing bearer depositary receipts will be granted similar rights to subscribe for depositary receipts for ordinary shares exercisable subject to applicable securities laws and regulations. This authorization applies to the period ending on 27 OCT 2010 and does not supersede the authorization granted by the General Meeting of 27 APR 2009. The latter authorization shall therefore contineu in full effect, insofar unused.

--------------------------------------------------------------------------------
WOOLWORTHS

Exchange Ticker Symbol: WOLWF               CUSIP #: Q98418108
Shareholder Meeting Date: 26-Nov-09

                                                                                                       FUND'S
                                                                                                      VOTE FOR
                                                                                                     OR AGAINST
                                                                                                      PROPOSAL,
                                                                                                         OR
                                                                                                      ABSTAIN;
                                                                                                       FOR OR
                                                                               WHO                    WITHHOLD
                                                                             PROPOSED     WHETHER     REGARDING  WHETHER VOTE
                                                                             MATTER:     FUND CAST    ELECTION    WAS FOR OR
                                                                             ISSUER /     VOTE ON        OF         AGAINST
SUMMARY OF MATTER VOTED ON                                                 SHAREHOLDER     MATTER     DIRECTORS   MANAGEMENT
--------------------------                                                 -----------  -----------  ----------  ------------
1) To receive and consider the financial report of the Company and the      N/A         N/A          N/A         N/A
reports of the Directors and the Auditor for the financial period ended 28 JUN 2009.
2) Adopt, the remuneration report [which form part of the Directors'       Issuer       For          For         For
report] for the FYE 28 JUN 2009.
3.A) Re-elect Mr. John Frederick Astbury as a Director, who retires by     Issuer       For          For         For
rotation in accordance with Aricle 10.3 of the Company's Constitution.
3.B) Re-elect Mr. Thomas William Pockett as a Director, who retires by     Issuer       For          For         For
rotation in accordance with Article 10.3 of the Company's Constitution.
3.C) Re-elect Mr. James Alexander Strong as a Director, who retires by     Issuer       For          For         For
rotation in accordance with Article 10.3 of the Company's Constitution.
S.4) Amend, pursuant to Sections 136(2) and 648G of the Corporations       Issuer       For          For         For
Act 2001 [Cth], the Constitution of the Company by re-inserting
Articles 6.9 to 6.14 in the form as specified to the notice convening this meeting.

--------------------------------------------------------------------------------
CENTAMIN EGYPT LTD.

Exchange Ticker Symbol: CELTF               CUSIP #: Q2159B110
Shareholder Meeting Date: 27-Nov-09

                                                                                                       FUND'S
                                                                                                      VOTE FOR
                                                                                                     OR AGAINST
                                                                                                      PROPOSAL,
                                                                                                         OR
                                                                                                      ABSTAIN;
                                                                                                       FOR OR
                                                                               WHO                    WITHHOLD
                                                                             PROPOSED     WHETHER     REGARDING  WHETHER VOTE
                                                                             MATTER:     FUND CAST    ELECTION    WAS FOR OR
                                                                             ISSUER /     VOTE ON        OF         AGAINST
SUMMARY OF MATTER VOTED ON                                                 SHAREHOLDER     MATTER     DIRECTORS   MANAGEMENT
--------------------------                                                 -----------  -----------  ----------  ------------
1) Receive the financial statements and the reports of the directors       Issuer       For          For         For
[the 'Directors Report'] and the Auditors in respect of the YE 30 JUN
2009.
2)Adopt the remuneration report [which forms part of the Directors         Issuer       For          For         For
Report] as specified in the annual report for the FYE 30 JUN 2009.
3.1) Re-elect Mr. Colin Cowden as a Director, who retires by rotation      Issuer       For          For         For
in accordance with provision 50.2 of the Constitution of the Company.
3.2) Re-elect Dr. Thomas Elder as a Director, who retires by rotation      Issuer       For          For         For
in accordance with provision 50.2 of the Constitution of the Company.
3.3) Re-elect Mr. Herbert Stuart Bottomley as a Director, who retires      Issuer       For          For         For
by rotation in accordance with provision 50.2 of the Constitution of the Company.
4) Approve, the Employee Option Plan 2009 as specified in the Employee     Issuer       For          For         For
Option Plan 2009 Rules tabled at the meeting, as specified, for the purposes of ASX Listing Rule 7.2, Exception 9, the issue of options under the Employee Option Plan 2009 within 3 years from the date of this resolution, and issue of shares upon exercise of those options, be an exception to Listing Rule 7.1.
5) Approve, in accordance with Clause 55.1 of the Company's                Issuer       For          For         For
Constitution and the requirements of Listing Rule 10.17 of the
Australian Securities Exchange Limited, the maximum total cash remuneration payable to all of the Company's Non-executive Directors be increased to a sum not exceeding AUD 400,000 per annum, including superannuation guarantee charge contributions.
6.1) Approve and ratify, pursuant to Listing rule 7.4 of the ASX           Issuer       For          For         For
Listing Rules, the allotment, in connection with a bought deal offering in Canada by the Company, of 106,154,200 fully paid ordinary shares on 10 FEB 2009 at a price of CAD 0.65 to clients of Thomas
Weisel Partners Canada Inc and Cormark Securities Inc.
6.2) Approve and ratify, pursuant to Listing Rule 7.4 of the ASX           Issuer       For          For         For
Listing Rules, the allotment, in connection with a bought deal offering in Canada by the Company, of 2,653,855 broker warrants on 10
FEB 2009 with an exercise price of CAD 0.65 and an expiry date of 10
FEB 2011, to Thomas Weisel Partners Canada Inc.
6.3) Approve and ratify, pursuant to Listing rule 7.4 of the ASX           Issuer       For          For         For
Listing Rules, the allotment, in connection with a bought deal offering in Canada by the Company, of 2,653,855 broker warrants on 10
FEB 2009 with an exercise price of CAD 0.65 and an expiry date of 10
FEB 2011, to Cormark Securities Inc.
6.4) Approve and ratify, pursuant to Listing Rule 7.4 of the ASX           Issuer       For          For         For
Listing Rules, the allotment, in connection with the procurement of a corporate loan facility by the Company, of 1,630,150 options on 15 APR
2009 with an exercise price of AUD 1.20 and an expiry date of 31 DEC
2012, to Macquarie Bank Limited.
6.5) Approve and ratify, pursuant to Listing Rule 7.4 of the ASX           Issuer       For          For         For
Listing Rules, the allotment, in connection with a private placement by the Company, of 19,000,000 fully paid ordinary shares on 16 JUL
2009 at a price of CAD 1.56 to clients of Thomas Weisel Partners
Canada Inc.
6.6) Approve and ratify, pursuant to Listing Rule 7.4 of the ASX           Issuer       For          For         For
Listing Rules, the allotment, in connection with a private placement by the Company, of 788,437 broker warrants on 16 JUL 2009 with an exercise price of CAD 1.56 and an expiry date of 16 JUL 2011, to
Thomas Weisel partners Canada Inc.
6.7) Approve, pursuant to Listing Rule 7.4 of the ASX Listing Rules,       Issuer       For          For         For
the allotment, in connection with a private placement by the Company, of 161,563 broker warrants on 26 AUG 2009 with an exercise price of
CAD 1.52 and an expiry date of 26 AUG 2011, to Thomas Weisel Partners
Canada inc.
6.8) Approve, pursuant to Listing Rule 7.1 of the ASX Listing Rules,       Issuer       For          For         For
the allotment, in connection with the Company's move to the London
Stock Exchange's Main Market for listed securities, of 500,000 options to Investec Bank Plc to be issued within 10 working days from the passing of the resolution, with an exercise price of at least AUD 1.50 and a term of 12 months from the date of issue.
6.9) Approve, pursuant to Listing rule 7.1 of the ASX Listing Rules,       Issuer       For          For         For
the allotment, in connection with the Company's move to the London
Stock Exchange's Main Market for listed securities of 500,000 options to Ambrian Partners Limited to be issued within 10 working days from the passing of this resolution, with an exercise price of at least AUD
1.50 and a term of 12 months from the date of issue.
S.7) Amend the Company's Constitution by: a) removing the words            Issuer       For          For         For
[except a Managing Director] from Clause 50.1, so that the Managing
Director will be required to retire as a Director by rotation, and will be eligible to offer himself for re-election, like all other
Directors; and b) the inclusion of a new Clause 90 in the form of
Schedule 1 as specified, with effect from the conclusion of this meeting.

S.8) Authorize the Directors, subject to and conditional on the            Issuer       For          For         For
approval of Resolution 7, to allot equity securities for cash in accordance with new Clause 90 of the Company's Constitution provided that such powers shall be limited to the allotment of up to
101,652,990 equity securities representing approximately 10% of the
Company's current issued capital; [Authority  expires the earlier of the conclusion of the next AGM of the Company or on 30 NOV 2010]; the foregoing power shall allow and enable the Directors to make an offer or agreement before the expiry of that power which would or might require securities to be allotted after such expiry as if the power conferred hereby had not expired.

--------------------------------------------------------------------------------
MOUCHEL GROUP PLC

Exchange Ticker Symbol: MOUCF               CUSIP #: G6295H106
Shareholder Meeting Date: 11-Dec-09

                                                                                                       FUND'S
                                                                                                      VOTE FOR
                                                                                                     OR AGAINST
                                                                                                      PROPOSAL,
                                                                                                         OR
                                                                                                      ABSTAIN;
                                                                                                       FOR OR
                                                                               WHO                    WITHHOLD
                                                                             PROPOSED     WHETHER     REGARDING  WHETHER VOTE
                                                                             MATTER:     FUND CAST    ELECTION    WAS FOR OR
                                                                             ISSUER /     VOTE ON        OF         AGAINST
SUMMARY OF MATTER VOTED ON                                                 SHAREHOLDER     MATTER     DIRECTORS   MANAGEMENT
--------------------------                                                 -----------  -----------  ----------  ------------
1) Receive and adopt the Directors report and accounts for the YE 31       Issuer       For          For         For
JUL 2009
2) Approve the report on Directors remuneration for the YE 31 JUL 2009.    Issuer       For          For         For
3) Declare a final dividend of 3.85 pence per ordinary share for the       Issuer       For          For         For
YE JUL 2009.
4) Elect Bo Lerenlus as a Director.                                        Issuer       For          For         For
5) Re-elect Kevin Young as a Director.                                     Issuer       For          For         For
6) Re-elect Ian Knight as a Director.                                      Issuer       For          For         For
7) Re-elect Sir Michael Lyons as a Director.                               Issuer       For          For         For
8) Re-elect Rodney Westhead as a Director.                                 Issuer       For          For         For
9) Re-appoint PricewaterhouseCoopers LLP as the Auditors.                  Issuer       For          For         For
10) Authorize the Directors to determine the Auditors remuneration.        Issuer       For          For         For
11) Approve to renew the authority to allot shares Section 551.            Issuer       For          For         For
S.12) Approve to renew the authority to allot equity securities for        Issuer       For          For         For
cash Section 561.
S.13) Authorize the Company to purchase its own shares.                    Issuer       For          For         For
14) Grant authority for the donations to the political parties             Issuer       For          For
independent election candidates and to the political organizations and to incur political expenditure.
S.15) Authorize the Company to call a general meeting on not less than     Issuer       For          For         For
14 clear days notice.

--------------------------------------------------------------------------------
ALIBABA.COM LTD

Exchange Ticker Symbol: ALBCF               CUSIP #: G01717100
Shareholder Meeting Date: 15-Dec-09

                                                                                                       FUND'S
                                                                                                      VOTE FOR
                                                                                                     OR AGAINST
                                                                                                      PROPOSAL,
                                                                                                         OR
                                                                                                      ABSTAIN;
                                                                                                       FOR OR
                                                                               WHO                    WITHHOLD
                                                                             PROPOSED     WHETHER     REGARDING  WHETHER VOTE
                                                                             MATTER:     FUND CAST    ELECTION    WAS FOR OR
                                                                             ISSUER /     VOTE ON        OF         AGAINST
SUMMARY OF MATTER VOTED ON                                                 SHAREHOLDER     MATTER     DIRECTORS   MANAGEMENT
--------------------------                                                 -----------  -----------  ----------  ------------
1) Approve the Cooperation Framework Agreement conditionally entered       Issuer       For          For         For
into between the Company and Alibaba Group Holding Limited on 10 NOV
2009 (as specified), together with the proposed annual cap amounts for each of the 3 years ending 31 DEC 2010, 2011 and 2012 as stipulated therein.
2) Approve the Cross-Selling Services Framework Agreement                  Issuer       For          For         For
conditionally entered into between the Company and Alibaba Group
Holding Limited on 10 NOV 2009 (as specified), together with the propsed annual cap amounts for each of the 3 years ending 31 DEC 2010,
2011 and 2012 as stipulated therein.
3)  Approve the Technology and Intellectual Property Framework License     Issuer       For          For         For
Agreement conditionally entered into between the Company and Alibaba
Group Holding Limited on 10 NOV 2009 (as specified), together with the proposed annual cap amounts for each of the 3 years ending 31 DEC
2010, 2011 and 2012 as stipulated therein.
4)  Authorize any 1 Director of the Company (or any 2 Directors of the     Issuer       For          For         For
Company if the affixation of the common seal of the Company is necessary) to sign and execute all such other documents, instruments or agreements and to do or take all such actions or things on behalf of the Company as such Director considers necessary or desirable to implement and/or give effect to the terms of each of the Cooperation
Framework Agreement, the Cross-Selling Services Framework Agreement
and the Technology and Intellectual Property Framework License
Agreement mentioned in resolutions numbered (1) to (3) and the transactions contemplated thereunder.

--------------------------------------------------------------------------------
RANDGOLD RESOURCES LTD

Exchange Ticker Symbol: RGORF               CUSIP #: G73740113
Shareholder Meeting Date: 16-Dec-09

                                                                                                       FUND'S
                                                                                                      VOTE FOR
                                                                                                     OR AGAINST
                                                                                                      PROPOSAL,
                                                                                                         OR
                                                                                                      ABSTAIN;
                                                                                                       FOR OR
                                                                               WHO                    WITHHOLD
                                                                             PROPOSED     WHETHER     REGARDING  WHETHER VOTE
                                                                             MATTER:     FUND CAST    ELECTION    WAS FOR OR
                                                                             ISSUER /     VOTE ON        OF         AGAINST
SUMMARY OF MATTER VOTED ON                                                 SHAREHOLDER     MATTER     DIRECTORS   MANAGEMENT
--------------------------                                                 -----------  -----------  ----------  ------------
1) Approve the acquisition by Kibali [Jersey] Limited of shares in         Issuer       For          For         For
Kibali Goldmines s.p.r.l.

--------------------------------------------------------------------------------
HUANENG PWR INTL INC.

Exchange Ticker Symbol: HUNGF               CUSIP #: Y3744A105
Shareholder Meeting Date: 22-Dec-09

                                                                                                       FUND'S
                                                                                                      VOTE FOR
                                                                                                     OR AGAINST
                                                                                                      PROPOSAL,
                                                                                                         OR
                                                                                                      ABSTAIN;
                                                                                                       FOR OR
                                                                               WHO                    WITHHOLD
                                                                             PROPOSED     WHETHER     REGARDING  WHETHER VOTE
                                                                             MATTER:     FUND CAST    ELECTION    WAS FOR OR
                                                                             ISSUER /     VOTE ON        OF         AGAINST
SUMMARY OF MATTER VOTED ON                                                 SHAREHOLDER     MATTER     DIRECTORS   MANAGEMENT
--------------------------                                                 -----------  -----------  ----------  ------------
1) Approve the Framework Agreement on the continuing connected             Issuer       For          For         For
transactions [for 2010] between Huaneng Power International Inc. and
China Huaneng Group, the continuing connected transactions as contemplated thereby and the transaction caps thereof.
2) Approve the Capital Contribution Agreement among Huaneng Power          Issuer       For          For         For
International Inc., China Huaneng Group and HIPDC, and the transaction as contemplated thereby.

--------------------------------------------------------------------------------
BANK OF IRELAND

Exchange Ticker Symbol: IRLBF               CUSIP #: G49374146
Shareholder Meeting Date: 12-Feb-10

                                                                                                       FUND'S
                                                                                                      VOTE FOR
                                                                                                     OR AGAINST
                                                                                                      PROPOSAL,
                                                                                                         OR
                                                                                                      ABSTAIN;
                                                                                                       FOR OR
                                                                               WHO                    WITHHOLD
                                                                             PROPOSED     WHETHER     REGARDING  WHETHER VOTE
                                                                             MATTER:     FUND CAST    ELECTION    WAS FOR OR
                                                                             ISSUER /     VOTE ON        OF         AGAINST
SUMMARY OF MATTER VOTED ON                                                 SHAREHOLDER     MATTER     DIRECTORS   MANAGEMENT
--------------------------                                                 -----------  -----------  ----------  ------------
S.1) Authorize the Bank, to apply to become a participating                Issuer       For          For         For
institution in NAMA and authorize the Directors to carry out all actions arising from such participation.
S.2) Amend the Bye-Laws to permit the approval of matters by ordinary      Issuer       For          For         For
resolution, unless a Special Resolution is required by the bye-Laws or the Companies Acts 1963-2009.
S.3) Amend the Bye-Laws to provide for the calling of an Extraordinary     Issuer       For          For         For
General Court [for the passing of an ordinary resolution] on 14 days notice.
S.4) Grant authority for the calling of an Extraordinary General Court     Issuer       For          For         For
[for the passing of an Ordinary Resolution] on 14 days notice until the next AGM.

--------------------------------------------------------------------------------
FIAT

Exchange Ticker Symbol: F1ADF               CUSIP #: T4210N122
Shareholder Meeting Date: 25-Mar-10

                                                                                                       FUND'S
                                                                                                      VOTE FOR
                                                                                                     OR AGAINST
                                                                                                      PROPOSAL,
                                                                                                         OR
                                                                                                      ABSTAIN;
                                                                                                       FOR OR
                                                                               WHO                    WITHHOLD
                                                                             PROPOSED     WHETHER     REGARDING  WHETHER VOTE
                                                                             MATTER:     FUND CAST    ELECTION    WAS FOR OR
                                                                             ISSUER /     VOTE ON        OF         AGAINST
SUMMARY OF MATTER VOTED ON                                                 SHAREHOLDER     MATTER     DIRECTORS   MANAGEMENT
--------------------------                                                 -----------  -----------  ----------  ------------
1) Approve the statutory financial statements at 31 DEC 2009 and the       Issuer       For          For         For
allocation of net profit for the year.
2) Grant authority to purchase and disposal of own shares.                 Issuer       For          For         For
3) Approve the resolutions pursuant to Article 114-BIS of Legislative      Issuer       For          For         For
Deceree 58/98.

--------------------------------------------------------------------------------
GIVAUDAN SA, VERNIER

Exchange Ticker Symbol: GVDBF               CUSIP #: H3238Q102
Shareholder Meeting Date: 25-Mar-10

                                                                                                       FUND'S
                                                                                                      VOTE FOR
                                                                                                     OR AGAINST
                                                                                                      PROPOSAL,
                                                                                                         OR
                                                                                                      ABSTAIN;
                                                                                                       FOR OR
                                                                               WHO                    WITHHOLD
                                                                             PROPOSED     WHETHER     REGARDING  WHETHER VOTE
                                                                             MATTER:     FUND CAST    ELECTION    WAS FOR OR
                                                                             ISSUER /     VOTE ON        OF         AGAINST
SUMMARY OF MATTER VOTED ON                                                 SHAREHOLDER     MATTER     DIRECTORS   MANAGEMENT
--------------------------                                                 -----------  -----------  ----------  ------------
1) Approve the annual report, the annual financial statements and the      Issuer       For          For         For
consolidated financial statements 2009.
2) Grant discharge to the members of the Board of Directors.               Issuer       For          For         For
3) Approve the appropriation of available earnings as specified.           Issuer       For          For         For
4) Approve: to create authorized capital for a maximum nominal value       Issuer       For          For         For
of CHF 10,000,000 limited to 26 MAR 2012; to replace Article 3a paragraph 1 1st sentence of the Articles of Incorporation of the
Company, as specified.
5.1) Approve to replace Article 2 of the Articles of Incorporation of      Issuer       For          For         For
the Company as specified.
5.2) Approve to replace Article 4 as specified.                            Issuer       For          For         For
6.1) Election of Ms. Irina du bois as a new Director, term of 3 years      Issuer       For          For         For
in accordance with the Articles of Incorporation.
6.2) Re-elect Mr. Peter Kappeler as a Director, term of 3 years in         Issuer       For          For         For
accordance with the Articles of Incorporation.
7) Re-elect Deloitte SA as the statutory Auditors for the FY 2010.         Issuer       For          For         For

--------------------------------------------------------------------------------
DOMINO'S PIZZA UK & IRL PLC

Exchange Ticker Symbol: DPUKF               CUSIP #: G2811T120
Shareholder Meeting Date: 30-Mar-10

                                                                                                       FUND'S
                                                                                                      VOTE FOR
                                                                                                     OR AGAINST
                                                                                                      PROPOSAL,
                                                                                                         OR
                                                                                                      ABSTAIN;
                                                                                                       FOR OR
                                                                               WHO                    WITHHOLD
                                                                             PROPOSED     WHETHER     REGARDING  WHETHER VOTE
                                                                             MATTER:     FUND CAST    ELECTION    WAS FOR OR
                                                                             ISSUER /     VOTE ON        OF         AGAINST
SUMMARY OF MATTER VOTED ON                                                 SHAREHOLDER     MATTER     DIRECTORS   MANAGEMENT
--------------------------                                                 -----------  -----------  ----------  ------------
1) Receive and adopt the Company's financial statements for the 52         Issuer       For          For         For
week period ended 27 DEC 2009, together with the reports of the
Directors and the Auditors. Thereon.
2) Re-appoint Ernst & Young LLP as auditors of the Company, to hold        Issuer       For          For         For
office until the conclusion of the next general meeting at which accounts are laid before the Company.
3) Authorize the Directors to determine the remuneration of the            Issuer       For          For         For
Auditors.
4) Declare a final dividend for the year ended 27 DEC 2009 of 4.25 p       Issuer       For          For         For
per ordinary share, to be paid on 31 MAR 2010 to members whose names appear on the register of members at close of business on 26 FEB 2010.
5) Re-elect Stephen Hemsley as a Director who retires by rotation.         Issuer       For          For         For
6) Re-elect Colin Halpern as a Director who retires by rotation.           Issuer       For          For         For
7) Re-elect Nigel Wray as a Director who retires by rotation.              Issuer       For          For         For
8) Re-elect John Hodson as a Director who retires by rotation.             Issuer       For          For         For
9) Approve the Directors remuneration report for the 52 week period        Issuer       For          For         For
ended 27 DEC 2009.
S.10) Authorize the Directors, pursuant to and in accordance with          Issuer       For          For         For
Section 551 of the Companies Act 2006 the "2006 Act" to exercise all the powers of the Company to allot shares in the Company up to a maximum aggregate nominal value of GBP 836,699.94; Authority expires at the earlier of the conclusion of the AGM of the Company to be held in 2011 or 15 months from the date of the passing of this resolution;
the Directors may before such expiry make agreements which would or might require relevant securities to be allotted after such expiry;
and the Directors may allot such relevant securities as if the authority hereby conferred had not expired.
S.11) Authorize the Directors, subject to the passing of resolution 10     Issuer       For          For         For
as specified, pursuant to and in accordance with Section 570 and Section
573 of the 2006 Act to allot equity securities as specified Section 560 of the 2006 Act wholly for cash pursuant to the authority conferred by resolution 10, as if section 561 1 of the 2006 Act did any such allotment provided that such power shall be limited to: a) in connectionw ith an offer by way of rights, open offer or other pre-emptive offer to the holders of equity securities in the Company and other persons entitled to participate therein in proportion to their respective holdings of such securities or in accordance with the rights attached to them but subject to such exclusions or other arrangements as the Directors may deem necessary or expedient in relation to fractional entitlement or legal or practical problems under the laws of, or the requirements of any recognized regulatory body or any stock exchange in, any territory; b) up to an aggregate nominal amount of GBP 125,626.12; Authority expires at the earlier of the conclusion of the AGM of the Company to be held in
2011 or 15 months from the date of the passing of this resolution; the
Directors may before such expiry make agreements which would or might require relevant securities to be allotted after such expiry; and the
Directors may allot such relevant securities as if the authority hereby conferred had not expired.
S.12) Authorize the Company, for the purposes of Section 701 of the        Issuer       For          For         For
2006 Act to make 1 or more market purchases within the meaning of Section
693 4 of the 2006 Act of ordinary shares in the capital of the Company
Ordinary Shares provided that: a) the maximum aggregate number of
Ordinary Shares authorized to be purchased is 16,080,143; b) the minimum price which may be paid for an Ordinary Shares is 1.5625 pence, such minimum price being exclusive of any advance corporation tax and any expenses; c) the maximum price which may be paid for Ordinary Shares is the higher of (i) an amount equal to 105% of the average of the market value for an Ordinary Share as derived from the London Stock Exchnage plc
Daily Official List for the 5 business days immediately preceding the day on which that Ordinary Share in purchased and (ii) an amount equal to the higher of the price of the last independent trade and the highest current independent bid on the London Stock Exchange at the time the purchase is carried out such maximum price being exclusive of any advance corporation tax and any expenses; and Authority expires at the earlier of the conclusion of the AGM of the Company to be held in 2011 or 15 months from the date of the passing of this resolution; unless such authority is renewed prior to such time; and before such expiry make an offer or agreement to purchase Ordinary Shares under this authority which would or might require to be executed wholly o r partly after such expiry, and the
Company may make a purchase of Ordinary Shares in Pursuance of such an offer or agreement as if the power conferred hereby had not expired.
S.13) Authorize the Company, in accordance with the provisions of the      Issuer       For          For         For
Articles of Association of the Company provided that the authority of this resolution shall expire on the conclusion of the Annual General
Meeting of the Company to be held in 2011.
S.14) Amend the Articles of Association of the Company by deleting all     Issuer       For          For         For
the provisions of the Company's Memorandum of Association which, by virtue of Section 28 of the 2006 Act, are to be treated as provisions of the Company's Articles of Association; and the Articles of
Association produced to the meeting and initialed by the Chairman of the meeting for the purposes of identification be adopted as the new
Articles of Association of the Company in substitution for, and to the exclusion of, the current Articles of Association.

--------------------------------------------------------------------------------
TNT NV,'S GRAVENHAGE

Exchange Ticker Symbol: TNTFF               CUSIP #: N86672107
Shareholder Meeting Date: 8-Apr-10

                                                                                                       FUND'S
                                                                                                      VOTE FOR
                                                                                                     OR AGAINST
                                                                                                      PROPOSAL,
                                                                                                         OR
                                                                                                      ABSTAIN;
                                                                                                       FOR OR
                                                                               WHO                    WITHHOLD
                                                                             PROPOSED     WHETHER     REGARDING  WHETHER VOTE
                                                                             MATTER:     FUND CAST    ELECTION    WAS FOR OR
                                                                             ISSUER /     VOTE ON        OF         AGAINST
SUMMARY OF MATTER VOTED ON                                                 SHAREHOLDER     MATTER     DIRECTORS   MANAGEMENT
--------------------------                                                 -----------  -----------  ----------  ------------
1) Opening and announcements                                               N/A          N/A          N/A         N/A
2) Presentation on 2009 performance by Mr. M.P. Bakker, Chief              N/A          N/A          N/A         N/A
Executive Officer.
3) Update and discussion on strategy vision 2015.                          N/A          N/A          N/A         N/A
4) Annual report 2009                                                      N/A          N/A          N/A         N/A
5) Discussion of the Corporate Governance Chapter in the annual report     N/A          N/A          N/A         N/A
2009, Chapter 11.
6) Adopt the 2009 financial statements.                                    Issuer       For          For         For
7.a) Discussion of the reserves and dividend guidelines.                   Issuer       For          For         For
7.B) Approve the determination and distribution of dividend in cash or     Issuer       For          For         For
in shares.
8) Approve the release from liability of the Members of the Board of       Issuer       For          For         For
Management.
9) Approve the release from liability of the Members of the                Issuer       For          For         For
Supervisory Board.
10) Approve the remuneration policy of the Board of Management.            Issuer       For          For         For
11.A) Announcement of vacancies in the Supervisory Borad.                   N/A         N/A          N/A         N/A

11.b) Opportunity for the general meeting to make recommendations for      N/A          N/A          N/A         N/A
the re appointment of Members of the Supervisory board.
11.c) Announcement by the Supervisory Board of the persons nominated       N/A          N/A          N/A         N/A
for re appointment.
12) Reappoint Mr. R.King as a Member of the Supervisory Board.             Issuer       For          For         For
13) Appointment of Mr. J. Wallage as a Member of the Supervisory Board.    Issuer       For          For         For
14) Announcement of vacancies in the Supervisory Board as per the          Issuer       For          For         For
close of the AGM of shareholders in 2011.
15) Announcement of the intentaion of the Supervisory Board to             Issuer       For          For         For
reappoint Mr. C.H. Van Dalen as a Member of the Board of Management.
16) Approve to maintain the large company regime at the level of TNT       Issuer       For          For         For
N.V.
17) Approve the extension of the designation of the Board of               Issuer       For          For         For
Management as authorized body to issue ordinary shares.
18) Approve the extension of the designation of the Board of               Issuer       For          For         For
Management as authorized body to limit or exclude the pre emptive right upon the issue of ordinary shares.
19) authorize the Board of Management to have the Company acquire its      Issuer       For          For         For
own shares.
20) Approve the reduction of the issued capital by cancellation of own     Issuer       For          For         For
shares.
21) Announcement of the main conclusions of the Board of Management        Issuer       For          For         For
and the audit committee from the 3 yearly assessment of the
functioning of the external Auditor.
22) Questions                                                               N/A         N/A          N/A         N/A

--------------------------------------------------------------------------------
PRYSMIAN SPA

Exchange Ticker Symbol: PRYMF               CUSIP #: B1W4V69 IT
Shareholder Meeting Date: 13-Apr-10

                                                                                                       FUND'S
                                                                                                      VOTE FOR
                                                                                                     OR AGAINST
                                                                                                      PROPOSAL,
                                                                                                         OR
                                                                                                      ABSTAIN;
                                                                                                       FOR OR
                                                                               WHO                    WITHHOLD
                                                                             PROPOSED     WHETHER     REGARDING  WHETHER VOTE
                                                                             MATTER:     FUND CAST    ELECTION    WAS FOR OR
                                                                             ISSUER /     VOTE ON        OF         AGAINST
SUMMARY OF MATTER VOTED ON                                                 SHAREHOLDER     MATTER     DIRECTORS   MANAGEMENT
--------------------------                                                 -----------  -----------  ----------  ------------
1) Approve the balance sheet as of 31 DEC 2009, report on the              Issuer       For          For         For
management and proposal for profit allocation, report of the Board of
Auditors, report of the Auditing Company, related and consequential resolutions.
2) Appointment of the Board of auditors and its Chairman for Fys 2010,     Issuer       For          For         For
2011.
3) Approve the measures resulting from the expiry of the Directors         Issuer       For          For         For
Office.
4) Approve the proposal of determination of the emoluments to the          Issuer       For          For         For
Board of Directors for FY 2010.

5) Approve the Incentive Plan.                                             Issuer       For          For         For

--------------------------------------------------------------------------------
ORC SOFTWARE

Exchange Ticker Symbol: ORC SS              CUSIP #: 4540472 SE
Shareholder Meeting Date: 14-Apr-10

                                                                                                       FUND'S
                                                                                                      VOTE FOR
                                                                                                     OR AGAINST
                                                                                                      PROPOSAL,
                                                                                                         OR
                                                                                                      ABSTAIN;
                                                                                                       FOR OR
                                                                               WHO                    WITHHOLD
                                                                             PROPOSED     WHETHER     REGARDING  WHETHER VOTE
                                                                             MATTER:     FUND CAST    ELECTION    WAS FOR OR
                                                                             ISSUER /     VOTE ON        OF         AGAINST
SUMMARY OF MATTER VOTED ON                                                 SHAREHOLDER     MATTER     DIRECTORS   MANAGEMENT
--------------------------                                                 -----------  -----------  ----------  ------------
1) Opening of the meeting.                                                 NONE         NONE         NONE        NONE
2) Approve, due to the public offer that Orc Software has directed to      Issuer       For          For         For
the shareholders in Neonet AB (publ), the Nomination Committee has decided to postpone the presentation of its proposals until further notice; the Nomination Committee's proposals will be presented on the day of the AGM at the latest.
3) Approve the voting list.                                                Issuer       For          For         For
4) Approve the agenda.                                                     Issuer       For          For         For
5) Election of one or two persons to approve the minutes.                  Issuer       For          For         For
6) Determination of whether the meeting has been duly convened.            Issuer       For          For         For
7) Presentation of the annual report and the Auditor's report and the      Issuer       For          For         For
consolidated financial statements and the Auditor's report for the
Group, as well as a description of the Board of Directors, the
Remuneration Committee and the Audit Committee.
8.a) Adopt the profit and loss account and the balance sheet and the       Issuer       For          For         For
consolidated profit and loss account and consolidated balance sheet.
8.b) Discharge from liability of the Board of Directors and the            Issuer       For          For         For
Managing Director.
8.c) Approve the payment of dividends in the amount of SEK 10.00 per       Issuer       For          For         For
share and to set record date for purposes of the payment of dividends on 19 APR 2010; should the AGM adopt a resolution in accordance with the proposal, it is estimated that dividends will be distributed by
Euroclear on 22 APR 2010.
9) Approve to determine the number of Members of the Board of              Issuer       For          For         For
Directors and Deputy Directors, if applicable.
10) Approve to determine the fees for the Board of Directors and the       Issuer       For          For         For
Auditors.
11) Election of the Board of Directors.                                    Issuer       For          For         For
12) Approve the principles for appointment of the Nomination Committee.    Issuer       For          For         For
13) Approve the principles for remuneration and terms of employment        Issuer       For          For         For
for the Executive Management Team; Orc Software considers global remuneration practice as well as the practice of the home country of each individual in the Executive Management Team; the board of Directors shall have the right to deviate from the principles decided at the AGM if there are specific reasons for this in an individual case; the proposal is mainly in conformity with the Board of Directors' proposal for 1009 and that, as reolved by the AGM, has been applied during the year; the basic principles for the remuneration structure for 2010 are: to promote consensus between employees and shareholders regarding their long-term view of the operations; to ensure that employees receive remuneration that is competitive and in line with the market to make it possible to retain and recruit personnel, to offer salary levels based on the results achieved, duties, competence, experience and position; Orc Software's remuneration and benefits for the Executive Managemnt Team comprise; base salary, annual variable salary, pension benefits corresponding to a premium of 15-20% of the base salary, health insurance, health care insurance, parking benefit and the possiblility to participate in Orc
Software's long term incentive programme in accordance with the terms and conditions of such programme severance pay for Members of the Executive
Management Team amounts to a maximum of 12 monthly base salaries; the annual variable salary may, inter alia, be based on the development of the entire company or the part of the company where the employee is employed the development shall relate to the achievement of various targets; such targets shall be determined by the Board of Directors and may, for example, be related to the financial results or the company's sales results; the annual variable salary may amount to a maximum of
10-60% of the base salary [except in respect of Senior Executives with sales responsibility, for which no cap applies]; in addition, variable remuneration may be paid out as a part of the long term incentrive programs that have been resolved by General Meetings in Orc Software; a salary review is made every year for Members of the Executive Management
Team; the review takes into account market salary trends, employee performance, changes in areas of responsibility and the development of the Company, in addition, previously resolved remunerations are presented in a note to the financial statements under salaries, other remunerations and social costs.

14) Authorize the Board of Directors, to acquire the Company's own         Issuer       For          For         For
shares in accordance with the specified conditions: the repurchase of the Company's own shares shall take place on the NASDAQ OMX Stockholm in accordance with the reles regarding purchase and sale of the
Company's own shares as set out in NASDAQ OMX Stockholm's Rulebook for
Issuers; the repurchase of the Company's own shares may be made on one or several occasions for the period up until the next AGM; the
Company's own shares may be repurcahsed up to an amount where the
Company's holding of its own shares does not at any time exceed 10% of the total number of shares in the Compnay; a repurchase of the
Company's own shares on the NASDAQ OMX Stockholm may only be made at a price per share that falls within the registered price interval for the share at any given time, payment for the shares shall be made in cash; to ensure that the Company is continually able to adapt its capital requirements and thereby increase shareholder value, and to ensure that the Company is able to transfer shares as payment for or to finance any future acquisitions.
15) Authorize the Board of Directors, during the period until the next     Issuer       For          For         For
AGM, to issue new shares: i) where the shareholders shall enjoy preferential rights to subscribe for the new shares; and ii) where the
Company's shareholders shall not enjoy preferential rights to subscribe for the new shares in connection with an acquistion of a Company; and
issue of new shares may be made with or without payment in kind, subject to a right of set-off or in accordance with other tems set out in Capter
13, Section 5, item 6, of the Swedish Companies Act [2005:551]; the authorization may be utilized upon one or several occasions; the Board of
Directors' utilization of such authorization may not imply that the total increase in share capital exceeds 10% of the registered share capital at the time of the authorization, the basis for the assessemnt of the issue price shall be the market value at the time for utilization; the purpose of the authorization described above is to increase the Company's financancial flexibility and to give the Board of Directors the opportunity to finance acquisitions, whereupon newly issued shares may be utilized as consideration for such acquisitions or where the new shares are issued to institutional investors against cash consideration in order to finance the acquisition in whole or in part.
16) Approve, in order to enable implementation as soon as practically      Issuer       For          For         For
possible of the more cost-effective procedures for convening general meetings, expected into force in JAN 2011, the first sentence of
Article 11 in the Articles of Association as specified; amend the
Articles of Association conditional upon that an amendment of the procedures for convening general meetings in the Swedish Companies Act
[SFS 2005:551] has entered into force and that the specified wording is consistent with the new wording of the Swedish Companies Act.

--------------------------------------------------------------------------------
NESTLE

Exchange Ticker Symbol: NSRGF               CUSIP #: 7123870 CH
Shareholder Meeting Date: 15-Apr-10

                                                                                                       FUND'S
                                                                                                      VOTE FOR
                                                                                                     OR AGAINST
                                                                                                      PROPOSAL,
                                                                                                         OR
                                                                                                      ABSTAIN;
                                                                                                       FOR OR
                                                                               WHO                    WITHHOLD
                                                                             PROPOSED     WHETHER     REGARDING  WHETHER VOTE
                                                                             MATTER:     FUND CAST    ELECTION    WAS FOR OR
                                                                             ISSUER /     VOTE ON        OF         AGAINST
SUMMARY OF MATTER VOTED ON                                                 SHAREHOLDER     MATTER     DIRECTORS   MANAGEMENT
--------------------------                                                 -----------  -----------  ----------  ------------
1.1) Approve the Annual Report, the financial statements of Nestle         Issuer       For          For         For
S.A. and the consolidated financial statements of the Nestle Group for
2009.
1.2) Approve the acceptance of the compensation report 2009.               Issuer       For          For         For
2) approve to release the Members of the Board of Directors and of the     Issuer       For          For         For
Management.
3) Apporve the appropriation of profits resulting from the balance         Issuer       For          For         For
sheet of Nestle S.A. Retained earnings as specified proveded that the proposal of the Board of Directors is approved, the gross dividend will amount to CHF 1.60 per share, representing a net amount of CHF
1.04 per share after payment of the Swiss withholding tax of 35% the last trading day with entitlement to receive the dividend is 16 APR
2010, the shares will be traded ex dividend as of 19 APR 2010, the net dividend will be payable as from 22 APR 2010.
4.1.1) Re-elections of Mr. Peter Brabeck-Letmathe to the Board of          Issuer       For          For         For
Directors for a term of 3 years.
4.1.2) Re-elections of Mr. Steven G. Hoch, to the Board of Directors       Issuer       For          For         For
for a term of 3 years.
4.1.3) Re-elections of Mr. Andre Kudelski to the Board of Directors        Issuer       For          For         For
for a term of 3 years.
4.1.4) Re-elections of Mr. Jean-Rene Fourtou to the Board of Directors     Issuer       For          For         For
for a term of 2 years.
4.2.1) Elections of Mrs. Titia de Lange to the Board of Directors for      Issuer       For          For         For
a term of 3 years.
4.2.2) Elections of Mr. Jean-Pierre Roth to the Board of Directors for     Issuer       For          For         For
a term of 3 years.
4.3) Re-election of KPMG S.A., Geneva branch for a term of 1 year.         Issuer       For          For         For
5) Approve the cancellation of 185,000.000 shares repurchased under        Issuer       For          For         For
the share buy-back programme, and reduction of share capital by CHF
18,500.00, and amend the Article 3 of the Articles of Association as specified.
6) Amend the New Article 4 of the Articles of Association as specified.    Issuer       For          For         For

--------------------------------------------------------------------------------
REZIDOR HOTEL GROUP AB

Exchange Ticker Symbol: REZIF               CUSIP #: B1HDN54 SE
Shareholder Meeting Date: 16-Apr-10

                                                                                                       FUND'S
                                                                                                      VOTE FOR
                                                                                                     OR AGAINST
                                                                                                      PROPOSAL,
                                                                                                         OR
                                                                                                      ABSTAIN;
                                                                                                       FOR OR
                                                                               WHO                    WITHHOLD
                                                                             PROPOSED     WHETHER     REGARDING  WHETHER VOTE
                                                                             MATTER:     FUND CAST    ELECTION    WAS FOR OR
                                                                             ISSUER /     VOTE ON        OF         AGAINST
SUMMARY OF MATTER VOTED ON                                                 SHAREHOLDER     MATTER     DIRECTORS   MANAGEMENT
--------------------------                                                 -----------  -----------  ----------  ------------
1) Opening of the meeting.                                                 NONE         NONE         NONE        NONE
2) Election of Dick Lundquist, Attorney at Law, as a Chairman of the
Issuer For For For meeting.
3) Election of one or two memebers to verifty the minutes.                 Issuer       For          For         For
4) Preparation of the voting list.                                         Issuer       For          For         For
5) Approval of the agenda.                                                 Issuer       For          For         For
6) Consideration of whether the meeting has been duly convened.            Issuer       For          For         For
7) Presentation of the annual accounts and the Auditor's report and        Issuer       For          For         For
the consolidated accounts and the consolidated Auditor's report.
8) President's and Chief Executive Officer's speech.                       Issuer       For          For         For
9) Receive the report by the Chairman of the Board of Directors on the     Issuer       For          For         For
work of the Board of Directors, the Compensation Committee, the Audit
Committee and the Finance Committee and report on the work of the
Nominating Committee.
10.A) Adopt the profit and loss account, the balance sheet and the         Issuer       For          For         For
consolidated profit and loss account and the consolidated balance sheet.
10.B) approve that no dividend be paid for the year 2009 and that the      Issuer       For          For         For
distributable funds are brought forward.

10.C) Grant discharge, from liability, to the Members of the Board of      Issuer       For          For         For
Directors, the President and Chief Executive Officer.
11) Approve to determine the Members of the Board of Directors at          Issuer       For          For         For
seven.
12) Approve that the total remuneration to be apportioned amongst the      Issuer       For          For         For
Members of the Board of Directors elected at the AGM shall amount to
EUR 341,500, of which EUR 60,500 relates to Board Committee work; out of the total remuneration, EUR 65,000 shall be paid to the Chairman of the Board of Directors, and EUR 36,00 to each of the other Directors, and in addition EUR 9,000 to the Chairman of the Audit Committee, and
EUR 6,000 Euro to the respective Chairmen of the Compensation
Committee and EUR 4,000 for each Member of the Compensation and
Finance Committees; and that the Auditors shall be entitled to a fee corresponding to the amount invoiced and approved.
13) Re-elect Gote Dahlin, Urban Jansson, Hubert Joly, Trudy Rautio,        Issuer       For          For         For
Barry Wilson and Benny Zakrisson; and elect Wendy Nelson to the Board of Directors; and re-elect Urban Jansson as the Chairman of the Board of Directors.
14) Approve the proposal for the appointment of the Nominating             Issuer       For          For         For
Committee.
15) Approve that the principles of compensation and other employment       Issuer       For          For         For
terms of the Company's key management [Executive Committee which includes seven persons including the President and Chief Executive
Officer] is, in summary, that the compensation shall be individual and based on international market terms and set at a level required to recruit and retain management with appropriate competence and capacity to meet the Company's financial and strategic objectives.
16) Approve the implementation of a long-term, performance-based           Issuer       For          For         For
incentive programme and the transfers of own shares to participants in incentive programmes.
17) Authorize the Board of Directors at one or several occasions,          Issuer       For          For         For
however at the latest until the AGM 2011, to decide on acquisitions of the Company's own shares and transfer of the Company's own shares.
18) Amend the first paragraph and second sentence of the the second        Issuer       For          For         For
paragraph of Section 9 of the Company's Articles of Association
regarding time for and mode of notices; and approve that the resolution on amendment of the Articles of Association under this item
18 shall be conditional upon an amendment of the time for and mode of convening general meetings in the Swedish Companies Act (SFS 2005:551)
entering into froce, which implies that the proposed wording of the first paragraph and the second sentence in the second paragraph in
Section 9 above is consistent with the Companies Act.

--------------------------------------------------------------------------------
SAIPEM SPA

Exchange Ticker Symbol: SAAYY               CUSIP #: 4768768 IT
Shareholder Meeting Date: 16-Apr-10

                                                                                                       FUND'S
                                                                                                      VOTE FOR
                                                                                                     OR AGAINST
                                                                                                      PROPOSAL,
                                                                                                         OR
                                                                                                      ABSTAIN;
                                                                                                       FOR OR
                                                                               WHO                    WITHHOLD
                                                                             PROPOSED     WHETHER     REGARDING  WHETHER VOTE
                                                                             MATTER:     FUND CAST    ELECTION    WAS FOR OR
                                                                             ISSUER /     VOTE ON        OF         AGAINST
SUMMARY OF MATTER VOTED ON                                                 SHAREHOLDER     MATTER     DIRECTORS   MANAGEMENT
--------------------------                                                 -----------  -----------  ----------  ------------
1) Approve the financial statement at 31 DEC 2009, consolidated            Issuer       For          For         For
financial statement at 31 DEC 2009; report of the Board of Directors, the Board of Auditors and Independet Auditors
2) Approve the allocation of profits.                                      Issuer       For          For         For
3) Approve the revocation of task of auditing to Pricewaterhouse and       Issuer       For          For         For
assignment of task of auditing to Reconta Ernst Young.

--------------------------------------------------------------------------------
FLSMIDTH & CO.

Exchange Ticker Symbol: FLIDY               CUSIP #: B04CMF0
Shareholder Meeting Date: 17-Apr-10

                                                                                                       FUND'S
                                                                                                      VOTE FOR
                                                                                                     OR AGAINST
                                                                                                      PROPOSAL,
                                                                                                         OR
                                                                                                      ABSTAIN;
                                                                                                       FOR OR
                                                                               WHO                    WITHHOLD
                                                                             PROPOSED     WHETHER     REGARDING  WHETHER VOTE
                                                                             MATTER:     FUND CAST    ELECTION    WAS FOR OR
                                                                             ISSUER /     VOTE ON        OF         AGAINST
SUMMARY OF MATTER VOTED ON                                                 SHAREHOLDER     MATTER     DIRECTORS   MANAGEMENT
--------------------------                                                 -----------  -----------  ----------  ------------
1) Management's review.                                                     N/A         N/A          N/A         N/A
2) Approve the annual report                                               Issuer       For          For         For
3) Approve the distribution of profits in accordance with the approved     Issuer       For          For         For
annual report.
4.a) Re-elect Mr. Jorgen Worning as a Member of the Board of Directors.    Issuer       For          For         For
4.b) Re-elect Mr. Jens S. Stephensen as a Member of the Board of           Issuer       For          For         For
Directors.
4.c) Re-elect Mr. Torkil Bentzen as a Member of the Board of Directors.    Issuer       For          For         For
4.d) Re-elect Mr. Martin Ivert as a Member of the Board of Directors.      Issuer       For          For         For
4.e) Re-elect Mr. Jesper Ovesen as a Member of the Board of Directors.     Issuer       For          For         For
4.f) Re-elect Mr. Vagn Ove Sorensen as Member of the Board of              Issuer       For          For         For
Directors.
5) Re-appoint Deloitte Statsautoriseret Revisionsaktieselskab as the       Issuer       For          For         For
Auditor.
6.1) Amend the specified Articles of the Articles of Association           Issuer       For          For         For
necessitated by the new Danish Limited Liability Companies Act (Act
No. 470 dated 12 JUN 2009).
6.2) Amend the specified Articles of the Articles of Association due       Issuer       For          For         For
to the new Danish Companies Act (Act No. 470 dated 12 June 2009).
6.3) Approve that Article 2 be deleted because the new Danish              Issuer       For          For         For
Companies Act does not require the Company's registered office to be stated in the Articles of Association.
6.4) Approve that term "VP investor Services A/S" in Article 4,            Issuer       For          For         For
paragraph 4 be changed to "a Securities centre" with a view to VP
Investor Services A/S having changed its name to VP Securities A/S and allowing for possible future amendments.
6.5) Approve that Article 5, paragraph 2 describing the procedure of       Issuer       For          For         For
calling the general meeting be changed to Article 5, paragraph 3, replacing the insertion of a notice in one or more national daily newspapers by a notice posted on the website.
6.6) Amend Article 11, paragrah 4 so that Board Members may, in            Issuer       For          For         For
isolated cases only, authorize another Member in writing to act on their behalf.
6.7) Authorize the Board, until the next AGM, to let the Company           Issuer       For          For         For
acquire treasury shares up to a total nominal value of 10% of the
Company's share capital pursuant to Section 12 of the Danish Companies
Act; the consideratin for the shares acquired must not deviate more than 10% from the official price quoted on NASDAQ OMX Copenhagen A/S at the time of acquisition.
6.8) Authorize the Chairman of the meeting to submit reportable            Issuer       For          For         For
resolutions adopted to the Danish Commerce and Companies Agency and to make corrections in the documents produced in connection with the said resolutions where this is required.

--------------------------------------------------------------------------------
GEOX SPA

Exchange Ticker Symbol: GXSBF               CUSIP #: T50283109
Shareholder Meeting Date: 21-Apr-10

                                                                                                       FUND'S
                                                                                                      VOTE FOR
                                                                                                     OR AGAINST
                                                                                                      PROPOSAL,
                                                                                                         OR
                                                                                                      ABSTAIN;
                                                                                                       FOR OR
                                                                               WHO                    WITHHOLD
                                                                             PROPOSED     WHETHER     REGARDING  WHETHER VOTE
                                                                             MATTER:     FUND CAST    ELECTION    WAS FOR OR
                                                                             ISSUER /     VOTE ON        OF         AGAINST
SUMMARY OF MATTER VOTED ON                                                 SHAREHOLDER     MATTER     DIRECTORS   MANAGEMENT
--------------------------                                                 -----------  -----------  ----------  ------------
1) Approve the financial statement and of consolidated financial           Issuer       For          For         For
statement at 31 DEC 2009 report of the Board of Directors, of the
Board of Auditors and of the Independent Auditors destination of proftis any adjournment thereof.
2) Appointment and determination of number of member of the Board of       Issuer       For          For         For
Directors.
3) Approve the emolument of the Directors.                                 Issuer       For          For         For
4) Appointment and determination of emolument of the Board of Auditors.    Issuer       For          For         For

--------------------------------------------------------------------------------
ANGLO AMERN PLC

Exchange Ticker Symbol: AAUKF               CUSIP #: G03764134
Shareholder Meeting Date: 22-Apr-10

                                                                                                       FUND'S
                                                                                                      VOTE FOR
                                                                                                     OR AGAINST
                                                                                                      PROPOSAL,
                                                                                                         OR
                                                                                                      ABSTAIN;
                                                                                                       FOR OR
                                                                               WHO                    WITHHOLD
                                                                             PROPOSED     WHETHER     REGARDING  WHETHER VOTE
                                                                             MATTER:     FUND CAST    ELECTION    WAS FOR OR
                                                                             ISSUER /     VOTE ON        OF         AGAINST
SUMMARY OF MATTER VOTED ON                                                 SHAREHOLDER     MATTER     DIRECTORS   MANAGEMENT
--------------------------                                                 -----------  -----------  ----------  ------------
1) Receive the financial statement of the Company and the group and        Issuer       For          For         For
the reports of the Directors and Auditors for the YE 31 DEC 2009.
2) Election of Sir Philip Hampton as a Director of the Company.            Issuer       For          For         For

3) Election of Ray O'Rourke as  a Director of the Company.                 Issuer       For          For         For
4) Election of Sir John Parker as a Director of the Company.               Issuer       For          For         For
5) Electionof jack Thompson as a Director of the Company.                  Issuer       For          For         For
6) Re-election of cynthia Carroll as a Director of the Company.            Issuer       For          For         For
7) Re-election of Nicky Oppenheimer as a Director of the Company.          Issuer       For          For         For
8) Re-appointment of Deloitte LLP as the Auditors of the Company for       Issuer       For          For         For
the ensuing year.
9) Authorize the Directors to determind the remuneration of the            Issuer       For          For         For
Auditors.
10) Approve the Director's remuneration report for the YE 31 DEC 2009      Issuer       For          For         For
set out in the annual report.
11) Approve that the authority conferred on the Directors by Article       Issuer       For          For         For
9.2 of the Company's new Articles as defined in Resolution 14 to be adopted at the conclusion of this AGM pursuant to Resolution 14 be renewed upon the new Articles becoming effective for the period ending at the end of the AGM in 2011 or on 30 JUN 2011, whichever is the earlier and for such period the Section 551 amount shall be USD 72.3 million; such authority shall be in substitution for all previous authorities pursuant to section 551 of the Companies Act 2006.
S.12) Approve, subject to the passing of Resolution 11 above, to renew     Issuer       For          For         For
the power conferred on the Directors by Article 9.3 of the Company's
New Articles to be adopted at the conclusion of the AGM pursuant to
Resolution 14 upon the Nw Articles becoming effective for the period referred to in such resolution and for such period the Section 561 amount shall be USD 36.1 million; such authority shall be in substitution for all previous powers pursuant to Section 561 of the
Companies Act 2006.
S.13) Authorize the Company, pursuant to Section 701 of the companies      Issuer       For          For         For
Act 2006, to make market purchases with in the meaning of Section 693 of the companies Act 2006 of ordinary shares of 54 86/91 US cents each in the capital of the Company provided that, the maximum number of ordinary shares of 54 86/31 US cents each in the capital of the
Company to be acquired is 197.3 million, at a minimum price which may be paid for an ordinary share is 54 86/91 US cents and the maximum price which may be paid for an ordinary share is an amount equal to the higher of 105% of the average of the middle market quotation for an ordinary share, as derived from the London Stock Exchange Daily
Official List for the 5 business days immediately preceding the day on which such ordinary share is contracted to be purchased and the highest current bid as stipulated by Article 5 (1) of the Buy-back and stabilization regulations 2003; Authority expires at the conclusion of
the AGM of the Company in 2011 except in relation to the purchase of       Issuer       For          For         For
ordinary shares the contract for which was concluded before the expiry of such authority and which might be executed wholly or partly after such expiry unless such authority is renewed prior to such time.
S.14) Amend the Articles of Association of the Company by deleting all     Issuer       For          For         For
the provisions of the Company's Memorandum of Association which, by virtue of Section 28 of the 2006 Act, are to be treated as provisions of the Company's Articles of Association; and adopt the Articles of
Association of the Company to the meeting and initialed by the
Chairman of the meeting for the purpose of identification the 'New
Articles' in substitution for, and to the exclusion of the existing
Articles of Association.
S.15) Approve that a general meeting other than the AGM may be called      Issuer       For          For         For
on not less than 14 clear days' notice.

--------------------------------------------------------------------------------
STHREE PLC

Exchange Ticker Symbol: SERTY               CUSIP #: 78484L104
Shareholder Meeting Date: 23-Apr-10

                                                                                                       FUND'S
                                                                                                      VOTE FOR
                                                                                                     OR AGAINST
                                                                                                      PROPOSAL,
                                                                                                         OR
                                                                                                      ABSTAIN;
                                                                                                       FOR OR
                                                                               WHO                    WITHHOLD
                                                                             PROPOSED     WHETHER     REGARDING  WHETHER VOTE
                                                                             MATTER:     FUND CAST    ELECTION    WAS FOR OR
                                                                             ISSUER /     VOTE ON        OF         AGAINST
SUMMARY OF MATTER VOTED ON                                                 SHAREHOLDER     MATTER     DIRECTORS   MANAGEMENT
--------------------------                                                 -----------  -----------  ----------  ------------
1) Receive the audited accounts for the FYE 29 NOV 2009.                   Issuer       For          For         For
2) Approve the Directors' Remuneration Report for the FYE 29 Nov 2009.     Issuer       For          For         For
3) Re-election of Sunil Wickremeratne as a Director.                       Issuer       For          For         For
4) Re-election of Tony Ward as a Director.                                 Issuer       For          For         For
5) Re-election of Alicja Lesniak as a Director.                            Issuer       For          For         For
6) Re-appointment of PricewaterhouseCoopers LLP as the Auditors.           Issuer       For          For         For
7) Authorize the Directors to determine the Auditors' remuneration.        Issuer       For          For         For
8) Authorize the Company to make political donations and incur             Issuer       For          For         For
political expenditure.
9) Approve the offers of minority interests in certain subsidiaries of     Issuer       For          For         For
the Company.
10) Authorize the Directors to allot shares.                               Issuer       For          For         For
S.11) Authorize the Directors to disapply statutory pre-emption rights.    Issuer       For          For         For
S.12) Authorize the Company to purchase its own shares.                    Issuer       For          For         For
S.13) Approve to convene a general meeting on 14 days.                     Issuer       For          For         For

--------------------------------------------------------------------------------
FILTRONA PLC

Exchange Ticker Symbol: FLRAF               CUSIP #: B074435 GB
Shareholder Meeting Date: 22-Apr-10

                                                                                                       FUND'S
                                                                                                      VOTE FOR
                                                                                                     OR AGAINST
                                                                                                      PROPOSAL,
                                                                                                         OR
                                                                                                      ABSTAIN;
                                                                                                       FOR OR
                                                                               WHO                    WITHHOLD
                                                                             PROPOSED     WHETHER     REGARDING  WHETHER VOTE
                                                                             MATTER:     FUND CAST    ELECTION    WAS FOR OR
                                                                             ISSUER /     VOTE ON        OF         AGAINST
SUMMARY OF MATTER VOTED ON                                                 SHAREHOLDER     MATTER     DIRECTORS   MANAGEMENT
--------------------------                                                 -----------  -----------  ----------  ------------
1) Receive and adopt the accounts for the YE 31 DEC 2009 and the           Issuer       For          For         For
reports of the Directors and Auditors thereon.
2) Receive and adopt the report of the Remuneration Committee for the      Issuer       For          For         For
YE 31 DEC 2009.
3) Declare the final dividend for the YE 31 DEC 2009 of 5.08 per           Issuer       For          For         For
ordinary share.
4) Re-elect Paul Drechsler as a Director of the Company.                   Issuer       For          For         For
5)Re-elect Lars Emilson as a Director of the Company.                      Issuer       For          For         For
6) Election of Terry Twigger as a Director of the Company.                 Issuer       For          For         For
7) Re-appoint KPMG Auditor Plc as the Auditor.                             Issuer       For          For         For
8) Authorize the Directors to fix the Auditor's remuneration.              Issuer       For          For         For
9) Authorize the Board to allot shares in the Company and to grant         Issuer       For          For         For
rights to subscribe for or convert any security into shares in the
Company up to nominal amount of GBP 17,138,516 such amount to be reduced by the nominal allotted or granted under paragraph (b) below in excess of such sum; and comprising equity securities as defined in Section 560 (1)
of the companies Act 2006 up to a nominal amount of GP 34,277,032 wuch amount to be reduced by any allotments or grants made under paragraph (a)
above in connection with an offer by way of rights issue: i) to ordinary shareholders in proportion as nearly as may be practicable to their existing holdings; and ii) to holders of other securities as required by the rights of those securities or as the Board otherwise considers necessary and so that the Board may impose any limits or restrictions and make any arrangements which it considers necessary or appropriate to deal with treasury shares, fractional entitlements, record dates, legal, regulatory or practical problmes in, or under the laws of any territory or any other matter; Authority shall apply until the end of next year's
AGM or, if earlier, until the close of business on 21 JUN 2011; and the
Board may allot shares or grant rights to subscribe for or convert securities into shares under any such offer or agreements as if the authority had not ended.

S.10) Authorize the Board, pursuant to Resolution 9 being passed, to       Issuer       For          For         For
allot equity securities as defined in the Companies Act 2006, for cash under the authority given by that resolution and/or to sell ordinary share held by the Company as treasury shares for cash as if Section 561 of the Companies Act 2006 did not apply to any such allotment to sale, to be limited: to the allotment of equity securities and sale of treasury shares for cash in connection with an offer of, or invitation to apply for, equity securities but in the case of the authority shareholders in proportion as nearly as may be practicable to their existing holdings and to holders of other equity securities, as required by the rights of those securities or as the Board otherwise considers necessary and so that the
Board may impose any limits or restrictions and make any arrangements which it considers necessary or appropriate to deal with treasury shares, fractional entitlements, record dates, legal regulatory or practical problems in or under the laws of any territory or any other matter; and
in the case of the authority granted under paragraph (a) of Resolution 9 and/or in the case of any sale of treasury shares for cash, to the allotment otherwise than under paragraph (a) above of equity securities or sale of treasury shares up to a nominal amount of GBP 2,74,585.
Authority shall apply until the end of next year's AGM or, if earlier, until the close of business on 21 JUN 2011; the Board may allot equity securities and sell treasury shares under any such offer or agrements as if the power had not ended.
S.11) Authorize the Company, for the purposes of Section 701 of the        Issuer       For          For         For
Companies Act 2006, to make one or more market purchases as defined in
Section 693(4) of the Companies Act 2006 of its ordinary shares of 25 pence each Ordinary Shares, such power to be limited: a) to a maximum number of 20,566,219 Ordinary Shares; b) the minimum price which may be paid for an Ordinary Share is the nominal amount of the share and the maximum price which may be paid for an Ordinary Share is the highest of; i) an amount equal to 5%, above the average market value of an Ordinary Share for the five business days immediately preceding the day on which that Ordinary share is the the highest of ii) the higher of the price of the last independence trade and the highest current independent bid on the trading venues where the purchase is carried out, in each case, exclusive; Authority shall apply until the end of next year's AGM or, if earlier, 21 JUN 2011; and the Company may pruchase Ordinary Shares pursuant to any such contract as if the pwer had not ended.
S.12) Amend the Article of Association of the Company by deleting all      Issuer       For          For         For
the provisions of the Company's Memorandum of Association which, by virtue of Section 28 Companies Act 2006 are to be treated as provisions of the Compnay's Articles of Association; and adopt the
Articles of Association produced to the meeting as the Articles of
Association of the Company in subscription for, and to the exclusion of, the existing Articles of Association.
S.13) Approve that the general meetings other than an AGM may be           Issuer       For          For         For
called on not less than 14 clear days' notice.

--------------------------------------------------------------------------------
MORGAN CRUCIBLE CO PLC, BERKSHIRE

Exchange Ticker Symbol: MCRUF               CUSIP #: 0602729 GB
Shareholder Meeting Date: 23-Apr-10

                                                                                                       FUND'S
                                                                                                      VOTE FOR
                                                                                                     OR AGAINST
                                                                                                      PROPOSAL,
                                                                                                         OR
                                                                                                      ABSTAIN;
                                                                                                       FOR OR
                                                                               WHO                    WITHHOLD
                                                                             PROPOSED     WHETHER     REGARDING  WHETHER VOTE
                                                                             MATTER:     FUND CAST    ELECTION    WAS FOR OR
                                                                             ISSUER /     VOTE ON        OF         AGAINST
SUMMARY OF MATTER VOTED ON                                                 SHAREHOLDER     MATTER     DIRECTORS   MANAGEMENT
--------------------------                                                 -----------  -----------  ----------  ------------
1) Receive the reports of the Directors and the Auditors and the           Issuer       For          For         For
accounts for the YE 03 JAN 2010.
2) Approve the Remuneration committee report.                              Issuer       For          For         For
3) Declare a Final Dividend at the rate of 4.5 pence per Ordinary          Issuer       For          For         For
share for the YE 03 JAN 2010.
4) Re-elect Kevin Dangerfield as a Director.                               Issuer       For          For         For
5) Re-elect Tim Stevenson as a Director.                                   Issuer       For          For         For
6) Re-appoint KPMG Audit Plc as Auditors.                                  Issuer       For          For         For
7) Authorize the Directors of the Company to agree the remuneration of     Issuer       For          For         For
the Auditors.
8) Authorize the Directors of the Company to allot relevant Securities.    Issuer       For          For         For
9) Authorize the Directors to offer the holders of Ordinary shares the     Issuer       For          For         For
right to elect to receive new Ordinary shares instead of cash dividends.
S.10) Amend the Company's Articles of Association.                         Issuer       For          For         For
S.11) Approve to enable the Company to convene a general meeting other     Issuer       For          For         For
than AGM's on 14 days' notice.
S.12) Authorize the Directors of the Company to disapply pre-emption       Issuer       For          For         For
rights.
S.13) Authorize the Directors of the Company to make political             Issuer       For          For         For
donations.

--------------------------------------------------------------------------------
INFORMA PLC

Exchange Ticker Symbol: IFPJF               CUSIP #: B3WJHK4 GB
Shareholder Meeting Date: 27-Apr-10

                                                                                                       FUND'S
                                                                                                      VOTE FOR
                                                                                                     OR AGAINST
                                                                                                      PROPOSAL,
                                                                                                         OR
                                                                                                      ABSTAIN;
                                                                                                       FOR OR
                                                                               WHO                    WITHHOLD
                                                                             PROPOSED     WHETHER     REGARDING  WHETHER VOTE
                                                                             MATTER:     FUND CAST    ELECTION    WAS FOR OR
                                                                             ISSUER /     VOTE ON        OF         AGAINST
SUMMARY OF MATTER VOTED ON                                                 SHAREHOLDER     MATTER     DIRECTORS   MANAGEMENT
--------------------------                                                 -----------  -----------  ----------  ------------
1) Receive the Directors accounts for the YE DEC 2009 and the Auditors.    Issuer       For          For         For
2) Re-elect Mr. Derek Mapp as a Director.                                  Issuer       For          For         For
3) Re-elect Mr. Peter Rigby as a Director.                                 Issuer       For          For         For
4) Re-elect Mr. Adam Walker as a Director.                                 Issuer       For          For         For
5) Re-elect Dr. Pamela Kirby as a Director.                                Issuer       For          For         For
6) Re-elect Mr. John Davis as a Director.                                  Issuer       For          For         For
7) Re-elect of Dr. Brendan O'Neil as a Director.                           Issuer       For          For         For
8) Approve the Directors remuneration report.                              Issuer       For          For         For
9) Re-appoint Deloitte LLP as the Auditros of the Company.                 Issuer       For          For         For
10) Authorize the Directors to determine the remuneration of the           Issuer       For          For         For
Auditors.
11) Authorize the Directors to allot shares.                               Issuer       For          For         For
S.12) Approve the disapplication preemption rights.                        Issuer       For          For         For
S.13) Authorize the Company to purchase its own shares.                    Issuer       For          For         For

--------------------------------------------------------------------------------
ROYAL BANK OF SCOTLAND GROUP PLC

Exchange Ticker Symbol: RBSPF               CUSIP #: 0754783 GB
Shareholder Meeting Date: 28-Apr-10

                                                                                                       FUND'S
                                                                                                      VOTE FOR
                                                                                                     OR AGAINST
                                                                                                      PROPOSAL,
                                                                                                         OR
                                                                                                      ABSTAIN;
                                                                                                       FOR OR
                                                                               WHO                    WITHHOLD
                                                                             PROPOSED     WHETHER     REGARDING  WHETHER VOTE
                                                                             MATTER:     FUND CAST    ELECTION    WAS FOR OR
                                                                             ISSUER /     VOTE ON        OF         AGAINST
SUMMARY OF MATTER VOTED ON                                                 SHAREHOLDER     MATTER     DIRECTORS   MANAGEMENT
--------------------------                                                 -----------  -----------  ----------  ------------
1) Receive and approve the accounts for the FYE 31 DEC 2009 and the        Issuer       For          For         For
reports of the Directors and the Auditors thereon.
2)Approve the remuneration report contained within the report and          Issuer       For          For         For
accounts for the FYE 31 DEC 2009.
3) Election of Sir Sandy Crombie as a Director.                            Issuer       For          For         For
4) Election of Bruce Van Saun as a Director.                               Issuer       For          For         For
5) election of Philip Scott as a Director.                                 Issuer       For          For         For
6) Election of Penny Hughes as a Director.                                 Issuer       For          For         For
7) Election of Brendan Nelson as a Director.                               Issuer       For          For         For
8) Re-election of Joe Machale as a Director.                               Issuer       For          For         For
9) Re-election of Philip Hampton as a Director.                            Issuer       For          For         For
10) Re-appoint Deloitte LLP as the Auditors.                               Issuer       For          For         For

11) Authorize the Audit Committee to fix the remuneration of the           Issuer       For          For         For
Auditors.
12) Approve to renew the Directors authority to allot ordinary shares.     Issuer       For          For         For
S.13) Approve to renew the Directors authority to allot shares on a        Issuer       For          For         For
non-pre-emptive basis.
14) Approve the consolidation and sub-division of shares.                  Issuer       For          For         For
S.15) Approve to permit the holding of general meetings at 14 days         Issuer       For          For         For
notice.
16) Approve the RBS 2010 Long Term Incentive Plan.                         Issuer       For          For         For
17) Approve to renew the Employee Share Ownership Plan.                    Issuer       For          For         For
S.18) Adopt the new Articles of Association.                               Issuer       For          For         For
19) Grant authority for the political donations and expenditure by the     Issuer       For          For         For
Company in terms of Section 366 of the Companies Act 2006.

--------------------------------------------------------------------------------
GLANBIA PLC

Exchange Ticker Symbol: GLAPF               CUSIP #: 0066950 GB
Shareholder Meeting Date: 25-May-10

                                                                                                       FUND'S
                                                                                                      VOTE FOR
                                                                                                     OR AGAINST
                                                                                                      PROPOSAL,
                                                                                                         OR
                                                                                                      ABSTAIN;
                                                                                                       FOR OR
                                                                               WHO                    WITHHOLD
                                                                             PROPOSED     WHETHER     REGARDING  WHETHER VOTE
                                                                             MATTER:     FUND CAST    ELECTION    WAS FOR OR
                                                                             ISSUER /     VOTE ON        OF         AGAINST
SUMMARY OF MATTER VOTED ON                                                 SHAREHOLDER     MATTER     DIRECTORS   MANAGEMENT
--------------------------                                                 -----------  -----------  ----------  ------------
1) Approve the disposal of the Irish Dairy and Agri Businesses.            Issuer       For          For         For
2) Approve the increase in the authorized share Capital.                   Issuer       For          For         For

--------------------------------------------------------------------------------
PUBLICIS GROUPE SA, PARIS

Exchange Ticker Symbol: PUBGY               CUSIP #: 4380429 FR
Shareholder Meeting Date: 1-Jun-10

                                                                                                       FUND'S
                                                                                                      VOTE FOR
                                                                                                     OR AGAINST
                                                                                                      PROPOSAL,
                                                                                                         OR
                                                                                                      ABSTAIN;
                                                                                                       FOR OR
                                                                               WHO                    WITHHOLD
                                                                             PROPOSED     WHETHER     REGARDING  WHETHER VOTE
                                                                             MATTER:     FUND CAST    ELECTION    WAS FOR OR
                                                                             ISSUER /     VOTE ON        OF         AGAINST
SUMMARY OF MATTER VOTED ON                                                 SHAREHOLDER     MATTER     DIRECTORS   MANAGEMENT
--------------------------                                                 -----------  -----------  ----------  ------------
O.1) Approve the Company accounts for the year 2009                        Issuer       For          For         For
O.2) Approve the consolidated accounts for the year 2009                   Issuer       For          For         For
O.3) Approve the allocation of the result for the year and setting of      Issuer       For          For         For
the dividend
O.4) Grant discharge to the Directors                                      Issuer       For          For         For
O.5) Grant discharge to the Members of the Supervisory Board               Issuer       For          For         For
O.6) Approve the contract for guarantee and placement signed between       Issuer       For          For         For
the Company and BNP Paribas, Calyon, Citigroup Global Markets Limited
and Societe Generale
O.7) Approve the contract for guarantee and placement signed between       Issuer       For          For         For
the Company and BNP Paribas, Calyon, Citigroup Global Markets Limited
and Societe Generale
O.8) Approve the assistance contract signed between the Company and        Issuer       For          For         For
BNP Paribas, Calyon, Citigroup Global Markets Limited and Societe
Generale
O.9) Approve the assistance contract signed between the Company and        Issuer       For          For         For
BNP Paribas, Calyon, Citigroup Global Markets Limited and Societe
Generale
O.10) Approve the credit agreement signed between the Company and BNP      Issuer       For          For         For
Paribas
O.11) Approve the credit agreement signed between the Company and          Issuer       For          For         For
Societe Generale
O.12) Approve the placement mandate agreement signed between the           Issuer       For          For         For
Company and BNP Paribas
O.13) Approve the renewal of the mandate of a Member of the                Issuer       For          For         For
Supervisory Board held by Madame Sophie Dulac
O.14) Approve the renewal of the mandate of a Member of the                Issuer       For          For         For
Supervisory Board held by Madame Helene Ploix
O.15) Approve the renewal of the mandate of a Member of the                Issuer       For          For         For
Supervisory Board held by Monsieur Michel Sicurel
O.16) Approve the renewal of the mandate of a Member of the                Issuer       For          For         For
Supervisory Board held by Monsieur Antony de Seze
O.17) Approve the renewal of the mandate of a Member of the                Issuer       For          For         For
Supervisory Board held by Monsieur Gerard Worms
O.18) Appointment of Madame Marie-Claude Mayer as a new Member of the      Issuer       For          For         For
Supervisory Board
O.19) Appointment of Madame Marie-Josee Kravis as a new Member of the      Issuer       For          For         For
Supervisory Board
O.20) Appointment of Madame Veronique Morali as a new Member of the        Issuer       For          For         For
Supervisory Board
O.21) Appointment of a new Assistant Auditor                               Issuer       For          For         For
O.22) Authorize the Board of Directors by the general meeting of the       Issuer       For          For         For
Shareholders to allow the Company to operate on its own shares
E.23) Authorize the Board of Directors by the general meeting of the       Issuer       For          For         For
Shareholders to reduce capital stock by canceling its own shares
E.24) Approve the share subscription and/or purchase option for            Issuer       For          For         For
Members of staff and/or corporate agents within the Company and
Companies within the group
E.25) Authorize the Board of Directors by the general meeting of the       Issuer       For          For         For
Shareholders to increase capital stock by issuing capital securities or tangible assets granting access to the Company's capital stock, removing the preferential subscription right for members of a Company savings plan
E.26) Authorize the Board of Directors by the general meeting of the       Issuer       For          For         For
shareholders to increase capital stock, removing the shareholders'
preferential subscription right reserved for certain categories of beneficiary
E.27) Approve the options of using authorization granted by the            Issuer       For          For         For
general meeting of the shareholders in the event of a public offer launched by the Company
O.28) Powers                                                               Issuer       For          For         For

                                   SIGNATURES



Pursuant to the requirements of the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.


Registrant                 UBS Tamarack International Fund, L.L.C.
           ---------------------------------------------------------------------

By (Signature and Title)*  /s/ Michael Perry
                         -------------------------------------------------------
                           Michael Perry, Principal Executive Officer

Date                       August 19, 2010
     ---------------------------------------------------------------------------

*Print the name and title of each signing officer under his or her signature.